UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21774

                        First Trust Exchange-Traded Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2011
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 1.3%
     7,325  Astronics Corp. (b)                $    206,931
     8,586  Ducommun, Inc.                          128,618
     8,123  LMI Aerospace, Inc. (b)                 138,579
    48,890  Taser International, Inc. (b)           210,716
                                               ------------
                                                    684,844
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.2%
     7,179  Park-Ohio Holdings Corp. (b)             86,220
                                               ------------

            AUTO COMPONENTS -- 1.8%
    15,931  Drew Industries, Inc.                   318,301
    17,076  Standard Motor Products, Inc.           221,476
    20,909  Stoneridge, Inc. (b)                    109,145
    19,447  Superior Industries International,
               Inc.                                 300,456
                                               ------------
                                                    949,378
                                               ------------

            BIOTECHNOLOGY -- 1.3%
    76,243  Astex Pharmaceuticals (b)               146,387
    58,526  Rigel Pharmaceuticals, Inc. (b)         430,751
    39,135  SciClone Pharmaceuticals, Inc. (b)      149,104
                                               ------------
                                                    726,242
                                               ------------

            BUILDING PRODUCTS -- 0.5%
    16,866  AAON, Inc.                              265,639
                                               ------------

            CAPITAL MARKETS -- 1.7%
    16,539  Calamos Asset Management, Inc.,
               Class A                              165,555
     2,305  Diamond Hill Investment Group,
               Inc.                                 159,944
    12,134  INTL FCStone, Inc. (b)                  251,902
    15,830  Safeguard Scientifics, Inc. (b)         237,450
    26,758  SWS Group, Inc.                         125,495
                                               ------------
                                                    940,346
                                               ------------

            CHEMICALS -- 2.3%
    19,976  American Vanguard Corp.                 222,932
    40,896  Flotek Industries, Inc. (b)             190,984
     7,137  Hawkins, Inc.                           227,242
     5,993  KMG Chemicals, Inc.                      73,834
    10,537  Quaker Chemical Corp.                   273,119
    18,041  Zep, Inc.                               270,976
                                               ------------
                                                  1,259,087
                                               ------------

            COMMERCIAL BANKS -- 14.6%
     2,341  Bancorp Rhode Island, Inc.               99,235
    13,818  Banner Corp.                            176,732
    64,120  Boston Private Financial Holdings,
               Inc.                                 377,026
     9,045  Bryn Mawr Bank Corp.                    149,876
    23,604  Cardinal Financial Corp.                203,466
    32,783  Center Financial Corp. (b)              153,752
    20,566  Chemical Financial Corp.                314,865


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMERCIAL BANKS (Continued)
    33,071  Citizens Republic Bancorp, Inc.
               (b)                             $    228,851
    12,397  City Holding Co.                        334,595
    11,418  Community Trust Bancorp, Inc.           265,925
    11,345  Financial Institutions, Inc.            161,780
    66,889  First Busey Corp.                       290,967
     9,027  First Financial Corp.                   248,333
    11,858  First Interstate BancSystem, Inc.,
               Class A                              126,999
    13,183  Hudson Valley Holding Corp.             229,780
    17,638  Independent Bank Corp.                  383,450
    12,114  Lakeland Financial Corp.                250,275
    31,080  Nara Bancorp, Inc. (b)                  188,656
    36,165  Oriental Financial Group, Inc.          349,716
     8,268  Republic Bancorp, Inc., Class A         146,426
    22,998  S&T Bancorp, Inc.                       371,648
    19,911  Sandy Spring Bancorp, Inc.              291,298
    12,891  Simmons First National Corp.,
               Class A                              279,735
    13,493  Southside Bancshares, Inc.              243,009
    25,975  State Bank Financial Corp. (b)          327,804
     6,796  Tompkins Financial Corp.                243,161
    23,724  TowneBank                               269,742
    11,713  Washington Trust Bancorp, Inc.          231,683
    20,449  WesBanco, Inc.                          353,972
    14,559  West Coast Bancorp (b)                  203,826
    66,983  Western Alliance Bancorp (b)            367,067
                                               ------------
                                                  7,863,650
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES
                -- 5.6%
     7,450  A.T. Cross Co., Class A (b)              84,036
    27,412  APAC Customer Services, Inc. (b)        233,550
    47,998  Cenveo, Inc. (b)                        144,474
    67,482  EnergySolutions, Inc. (b)               238,212
    21,244  Ennis, Inc.                             277,447
    23,668  InnerWorkings, Inc. (b)                 185,557
     8,093  Intersections, Inc.                     103,995
     9,054  M&F Worldwide Corp. (b)                 222,910
    33,923  Metalico, Inc. (b)                      132,300
    11,016  Multi-Color Corp.                       248,851
     8,729  Schawk, Inc.                             86,155
    13,045  Standard Parking Corp. (b)              204,024
    16,035  Team, Inc. (b)                          336,414
    15,042  US Ecology, Inc.                        232,700
    16,880  Viad Corp.                              286,622
                                               ------------
                                                  3,017,247
                                               ------------

            COMMUNICATIONS EQUIPMENT
                -- 1.8%
    12,422  Anaren, Inc. (b)                        237,881
    14,825  Black Box Corp.                         316,514
    18,424  Globecomm Systems, Inc. (b)             248,908

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP  INDEX(SM) FUND

SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (Continued)
            COMMUNICATIONS EQUIPMENT
               (Continued)
    35,549  Symmetricom, Inc. (b)              $    154,283
                                               ------------
                                                    957,586
                                               ------------

            COMPUTERS & PERIPHERALS -- 1.0%
    44,563  China Digital TV Holding Co. Ltd.,
               ADR                                  173,796
    12,570  Datalink Corp. (b)                       85,476
    21,120  Super Micro Computer, Inc. (b)          264,633
                                               ------------
                                                    523,905
                                               ------------

            CONSTRUCTION & ENGINEERING
                -- 1.5%
    30,194  Furmanite Corp. (b)                     163,350
    15,984  Layne Christensen Co. (b)               369,230
    16,764  MYR Group, Inc. (b)                     295,717
                                               ------------
                                                    828,297
                                               ------------
            CONSUMER FINANCE -- 0.6%
    41,477  Advance America Cash Advance
               Centers, Inc.                        305,271
                                               ------------

            DISTRIBUTORS -- 0.2%
    15,404  Audiovox Corp., Class A (b)              84,568
                                               ------------

            DIVERSIFIED CONSUMER SERVICES
                -- 0.7%
    18,421  Lincoln Educational Services Corp.      149,026
    17,815  Universal Technical Institute,
               Inc. (b)                             242,106
                                               ------------
                                                    391,132
                                               ------------
            DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.7%
    37,116  Alaska Communications Systems
               Group, Inc.                          243,481
    21,075  Consolidated Communications
               Holdings, Inc.                       380,404
    42,099  Premiere Global Services, Inc. (b)      270,275
                                               ------------
                                                    894,160
                                               ------------

            ELECTRIC UTILITIES -- 1.1%
     9,770  Central Vermont Public Service
               Corp.                                344,002
     8,916  Unitil Corp.                            228,963
                                               ------------
                                                    572,965
                                               ------------

            ELECTRICAL EQUIPMENT -- 1.3%
    12,245  Coleman Cable, Inc. (b)                 103,593
    15,632  Encore Wire Corp.                       321,707
     2,790  Preformed Line Products Co.             127,782
    16,562  Vicor Corp.                             144,917
                                               ------------
                                                    697,999
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 3.7%
    28,209  CTS Corp.                          $    229,339
    14,668  Electro Rent Corp.                      202,565
    22,836  Maxwell Technologies, Inc. (b)          420,411
    11,807  Measurement Specialties, Inc. (b)       306,510
    30,785  Newport Corp. (b)                       332,786
    15,445  Park Electrochemical Corp.              330,059
     3,720  Viasystems Group, Inc. (b)               65,435
    10,095  Vishay Precision Group, Inc. (b)        133,052
                                               ------------
                                                  2,020,157
                                               ------------

            ENERGY EQUIPMENT & SERVICES
                -- 1.7%
     6,501  Dawson Geophysical Co. (b)              153,294
    17,686  Global Geophysical Services, Inc.
               (b)                                  140,957
   112,935  Hercules Offshore, Inc. (b)             329,770
     9,881  Mitcham Industries, Inc. (b)            110,667
    10,038  Natural Gas Services Group, Inc.
               (b)                                  128,788
    11,196  Union Drilling, Inc. (b)                 52,621
                                               ------------
                                                    916,097
                                               ------------

            FOOD PRODUCTS -- 0.3%
    15,921  Omega Protein Corp. (b)                 144,563
                                               ------------

            GAS UTILITIES -- 0.6%
     7,858  Chesapeake Utilities Corp.              315,184
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 5.4%
    20,412  AngioDynamics, Inc. (b)                 268,214
     1,352  Atrion Corp.                            280,391
    11,014  Cantel Medical Corp.                    232,616
    19,085  Greatbatch, Inc. (b)                    381,891
     7,005  Kensey Nash Corp. (b)                   171,623
    34,438  Merit Medical Systems, Inc. (b)         452,515
    45,325  RTI Biologics, Inc. (b)                 149,119
    29,810  Symmetry Medical, Inc. (b)              230,133
     9,418  Synovis Life Technologies, Inc.
               (b)                                  157,281
    32,380  Wright Medical Group, Inc. (b)          578,954
                                               ------------
                                                  2,902,737
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES
                -- 2.9%
    12,698  American Dental Partners, Inc. (b)      122,663
    16,410  Assisted Living Concepts, Inc.,
               Class A                              207,915
    19,847  Bio-Reference Laboratories, Inc.
               (b)                                  365,383
     5,572  CorVel Corp. (b)                        236,810
    14,307  Ensign Group (The), Inc.                330,635
    31,060  Metropolitan Health Networks, Inc.
               (b)                                  141,012
     9,769  U.S. Physical Therapy, Inc.             180,922
                                               ------------
                                                  1,585,340
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP  INDEX(SM) FUND

SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (Continued)
            HEALTH CARE TECHNOLOGY -- 1.5%
    19,088  Medidata Solutions, Inc. (b)       $    313,807
    48,575  Merge Healthcare, Inc. (b)              295,822
     8,769  Transcend Services, Inc. (b)            197,653
                                               ------------
                                                    807,282
                                               ------------

            HOTELS, RESTAURANTS & LEISURE
                -- 3.2%
    20,346  AFC Enterprises, Inc. (b)               240,693
     1,005  Biglari Holdings, Inc. (b)              297,872
    14,711  Bravo Brio Restaurant Group, Inc.
               (b)                                  244,791
    17,042  Caribou Coffee Co., Inc. (b)            201,437
    79,974  Denny's Corp. (b)                       266,313
    21,160  Ruth's Hospitality Group, Inc. (b)       90,776
    44,078  Shuffle Master, Inc. (b)                370,696
                                               ------------
                                                  1,712,578
                                               ------------

            HOUSEHOLD DURABLES -- 1.3%
    42,571  La-Z-Boy, Inc. (b)                      315,451
    16,171  Libbey, Inc. (b)                        170,442
    12,291  Universal Electronics, Inc. (b)         201,450
                                               ------------
                                                    687,343
                                               ------------

            HOUSEHOLD PRODUCTS -- 0.4%
    28,480  Central Garden & Pet Co., Class A
               (b)                                  201,638
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.6%
    10,264  Standex International Corp.             319,518
                                               ------------

            INSURANCE -- 1.9%
    13,314  Crawford & Co., Class A                  50,194
    16,520  eHealth, Inc. (b)                       225,663
    43,449  Meadowbrook Insurance Group, Inc.       387,131
    35,167  National Financial Partners Corp.
               (b)                                  384,727
                                               ------------
                                                  1,047,715
                                               ------------

            INTERNET SOFTWARE & SERVICES
                -- 1.4%
   122,388  Move, Inc. (b)                          177,462
    10,566  Stamps.com, Inc.                        215,969
    72,881  United Online, Inc.                     381,168
                                               ------------
                                                    774,599
                                               ------------

            IT SERVICES -- 1.0%
     6,910  Cass Information Systems, Inc.          214,556
    12,197  Computer Task Group, Inc. (b)           136,240
    14,004  Virtusa Corp. (b)                       184,853
                                               ------------
                                                    535,649
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS
                -- 1.8%
    22,357  JAKKS Pacific, Inc.                     423,665
    53,093  Smith & Wesson Holding Corp. (b)        133,795


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            LEISURE EQUIPMENT & PRODUCTS
                (Continued)

    15,650  Sturm, Ruger & Co., Inc.           $    406,587
                                               ------------
                                                    964,047
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES
                -- 0.5%
    51,919  Affymetrix, Inc. (b)                    254,403
                                               ------------

            MACHINERY -- 5.3%
     7,419  Alamo Group, Inc.                       154,241
    21,910  Altra Holdings, Inc. (b)                253,499
     7,431  American Railcar Industries, Inc.
               (b)                                  114,289
    12,312  Badger Meter, Inc.                      356,186
     7,095  Cascade Corp.                           236,902
    15,849  Columbus McKinnon Corp. (b)             173,705
    16,629  Douglas Dynamics, Inc.                  212,519
     8,111  Graham Corp.                            134,967
    23,535  John Bean Technologies Corp.            335,609
    10,210  Kadant, Inc. (b)                        181,329
     8,465  L.B. Foster Co., Class A                188,177
     9,206  Miller Industries, Inc.                 159,724
    13,927  NN, Inc. (b)                             70,331
     7,573  Twin Disc, Inc.                         201,972
    10,198  Xerium Technologies, Inc. (b)           106,773
                                               ------------
                                                  2,880,223
                                               ------------

            MEDIA -- 1.2%
     4,591  Fisher Communications, Inc. (b)         102,563
    15,448  Global Sources Ltd. (b)                 104,583
    33,488  Journal Communications, Inc.,
               Class A (b)                           99,459
    26,989  Knology, Inc. (b)                       350,317
                                               ------------
                                                    656,922
                                               ------------

            METALS & MINING -- 1.6%
    53,931  General Moly, Inc. (b)                  156,400
     5,199  Handy & Harman Ltd. (b)                  52,458
    35,600  Horsehead Holding Corp. (b)             264,152
    10,953  Metals USA Holdings Corp. (b)            98,029
     7,834  Olympic Steel, Inc.                     132,708
     5,613  Universal Stainless & Alloy
               Products, Inc. (b)                   142,683
                                               ------------
                                                    846,430
                                               ------------

            MULTILINE RETAIL -- 0.7%
    30,170  Fred's, Inc., Class A                   321,612
     4,401  Gordmans Stores, Inc. (b)                52,680
                                               ------------
                                                    374,292
                                               ------------

            OIL, GAS & CONSUMABLE FUELS
                -- 1.8%
   112,860  Hyperdynamics Corp. (b)                 417,582
     9,622  TransMontaigne Partners L.P. (c)        316,853

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP  INDEX(SM) FUND

SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (Continued)
            OIL, GAS & CONSUMABLE FUELS
               (Continued)
    46,504  VAALCO Energy, Inc. (b)            $    226,009
                                               ------------
                                                    960,444
                                               ------------

            PAPER & FOREST PRODUCTS -- 0.8%
    12,318  Neenah Paper, Inc.                      174,669
    40,492  Wausau Paper Corp.                      258,744
                                               ------------
                                                    433,413
                                               ------------

            PERSONAL PRODUCTS -- 0.2%
     8,412  Nature's Sunshine Products, Inc.
               (b)                                  118,441
                                               ------------

            PHARMACEUTICALS -- 1.0%
    49,818  Corcept Therapeutics, Inc. (b)          154,436
     8,229  Hi-Tech Pharmacal Co., Inc. (b)         276,494
    15,192  Obagi Medical Products, Inc. (b)        137,792
                                               ------------
                                                    568,722
                                               ------------

            PROFESSIONAL SERVICES -- 2.7%
    35,385  CBIZ, Inc. (b)                          233,187
    10,933  CDI Corp.                               116,765
     8,868  CRA International, Inc. (b)             177,449
    16,238  ICF International, Inc. (b)             305,437
    12,497  Mistras Group, Inc. (b)                 219,447
    42,934  Navigant Consulting, Inc. (b)           397,998
                                               ------------
                                                  1,450,283
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS
                -- 1.2%
    83,633  Newcastle Investment Corp.              340,386
    61,166  Resource Capital Corp.                  305,830
                                               ------------
                                                    646,216
                                               ------------

            ROAD & RAIL -- 1.1%
    18,503  Celadon Group, Inc.                     164,307
    12,544  Marten Transport Ltd.                   216,258
    12,546  Quality Distribution, Inc. (b)          112,537
     8,869  Roadrunner Transportation Systems,
               Inc. (b)                             121,683
                                               ------------
                                                    614,785
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.9%
    26,273  AXT, Inc. (b)                           132,416
    18,496  Cohu, Inc.                              182,740
    20,716  IXYS Corp. (b)                          225,390
    17,367  Nanometrics, Inc. (b)                   251,822
    48,305  Photronics, Inc. (b)                    240,559
    26,009  Rudolph Technologies, Inc. (b)          174,000
    19,037  Standard Microsystems Corp. (b)         369,318
                                               ------------
                                                  1,576,245
                                               ------------

            SOFTWARE -- 1.8%
    19,582  Kenexa Corp. (b)                        306,263
    43,631  S1 Corp. (b)                            400,096


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SOFTWARE (Continued)
    17,671  TeleNav, Inc. (b)                  $    156,742
    22,511  VASCO Data Security International,
               Inc. (b)                             115,031
                                               ------------
                                                    978,132
                                               ------------

            SPECIALTY RETAIL -- 4.0%
     8,396  America's Car-Mart, Inc. (b)            243,652
    10,678  Body Central Corp. (b)                  193,912
    35,154  Casual Male Retail Group, Inc. (b)      132,179
    87,357  Charming Shoppes, Inc. (b)              227,128
    10,859  Destination Maternity Corp.             139,755
    34,932  Hot Topic, Inc.                         266,531
    18,697  Lithia Motors, Inc., Class A            268,863
     8,121  Shoe Carnival, Inc. (b)                 191,656
    23,106  Stein Mart, Inc.                        144,413
    83,602  Wet Seal, Inc., Class A (b)             374,537
                                               ------------
                                                  2,182,626
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS
                -- 0.3%
    14,830  Movado Group, Inc.                      180,629
                                               ------------

            THRIFTS & MORTGAGE FINANCE
                -- 3.1%
    17,420  Berkshire Hills Bancorp, Inc.           321,747
    26,038  Dime Community Bancshares, Inc.         263,765
    97,279  Doral Financial Corp. (b)               106,034
     7,193  Federal Agricultural Mortgage
               Corp., Class C                       136,883
    25,901  Flushing Financial Corp.                279,731
    10,415  Rockville Financial, Inc.                98,734
    12,906  ViewPoint Financial Group               147,774
     9,485  Walker & Dunlop, Inc. (b)               110,216
     7,060  WSFS Financial Corp.                    222,884
                                               ------------
                                                  1,687,768
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS
                -- 1.6%
    10,452  CAI International, Inc. (b)             122,497
     7,705  DXP Enterprises, Inc. (b)               145,085
    25,086  H&E Equipment Services, Inc. (b)        206,959
    13,548  Houston Wire & Cable Co.                155,667
    14,053  Titan Machinery, Inc. (b)               251,549
                                               ------------
                                                    881,757
                                               ------------

            WATER UTILITIES -- 0.8%
    12,746  Middlesex Water Co.                     217,574
    10,779  SJW Corp.                               234,659
                                               ------------
                                                    452,233
                                               ------------

            WIRELESS TELECOMMUNICATION
                SERVICES -- 0.4%
    18,158  USA Mobility, Inc.                      239,686
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP  INDEX(SM) FUND

SEPTEMBER 30, 2011 (UNAUDITED)


            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 99.9%         $ 53,966,633
             (Cost $59,053,382) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                     47,984
                                               ------------
            NET ASSETS -- 100.0%               $ 54,014,617
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Master Limited Partnership ("MLP").

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,028,208 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,114,957.

ADR - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*       $53,966,633       $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 2.3%
    45,768  Lockheed Martin Corp.              $  3,324,587
    60,848  Raytheon Co.                          2,486,858
                                               ------------
                                                  5,811,445
                                               ------------

            CAPITAL MARKETS -- 0.2%
    23,391  Federated Investors, Inc., Class B      410,044
                                               ------------

            CHEMICALS -- 0.3%
    11,913  Olin Corp.                              214,553
    23,403  RPM International, Inc.                 437,636
                                               ------------
                                                    652,189
                                               ------------

            COMMERCIAL BANKS -- 0.7%
     8,725  Bank of Hawaii Corp.                    317,590
     6,217  Community Bank System, Inc.             141,064
    15,685  CVB Financial Corp.                     120,618
    14,693  Glacier Bancorp, Inc.                   137,673
     3,783  Park National Corp.                     200,045
    10,481  Trustmark Corp.                         190,230
     9,766  United Bankshares, Inc.                 196,199
    42,858  Valley National Bancorp                 453,866
                                               ------------
                                                  1,757,285
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES
                -- 1.8%
     7,704  HNI Corp.                               147,378
    56,429  Pitney Bowes, Inc.                    1,060,865
    59,287  R.R. Donnelley & Sons Co.               837,132
    72,310  Waste Management, Inc.                2,354,414
                                               ------------
                                                  4,399,789
                                               ------------

            COMPUTERS & PERIPHERALS -- 0.1%
    10,621  Diebold, Inc.                           292,184
                                               ------------

            CONTAINERS & PACKAGING -- 0.2%
    14,887  Sonoco Products Co.                     420,260
                                               ------------

            DISTRIBUTORS -- 0.4%
    21,211  Genuine Parts Co.                     1,077,519
                                               ------------

            DIVERSIFIED CONSUMER SERVICES
                -- 0.4%
    55,338  H&R Block, Inc.                         736,549
     2,289  Strayer Education, Inc.                 175,497
                                               ------------
                                                    912,046
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 19.2%
   872,332  AT&T, Inc.                           24,878,909
   619,155  Verizon Communications, Inc.         22,784,904
                                               ------------
                                                 47,663,813
                                               ------------

            ELECTRIC UTILITIES -- 15.3%
     5,558  ALLETE, Inc.                            203,590
    94,248  American Electric Power Co., Inc.     3,583,309
    20,650  DPL, Inc.                               622,391


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            ELECTRIC UTILITIES (Continued)
    42,322  Edison International               $  1,618,816
    37,262  Entergy Corp.                         2,470,098
   130,807  Exelon Corp.                          5,573,686
    84,186  FirstEnergy Corp.                     3,780,793
    19,643  Hawaiian Electric Industries,
               Inc.                                 476,932
     3,451  MGE Energy, Inc.                        140,352
    68,906  NextEra Energy, Inc.                  3,722,302
    52,002  Pepco Holdings, Inc.                    983,878
    21,250  Pinnacle West Capital Corp.             912,475
   112,028  PPL Corp.                             3,197,279
    58,946  Progress Energy, Inc.                 3,048,687
   152,123  Southern Co.                          6,445,452
    10,490  UIL Holdings Corp.                      345,436
     6,692  Unisource Energy Corp.                  241,514
    22,735  Westar Energy, Inc.                     600,659
                                               ------------
                                                 37,967,649
                                               ------------

            FOOD PRODUCTS -- 4.9%
    29,726  Campbell Soup Co.                       962,231
    62,351  ConAgra Foods, Inc.                   1,510,141
    48,596  H. J. Heinz Co.                       2,453,126
   218,840  Kraft Foods, Inc., Class A            7,348,647
                                               ------------
                                                 12,274,145
                                               ------------

            GAS UTILITIES -- 1.1%
    14,000  AGL Resources, Inc.                     570,360
    14,849  Atmos Energy Corp.                      481,850
     3,616  Laclede Group (The), Inc.               140,120
     6,130  Nicor, Inc.                             337,211
     4,251  Northwest Natural Gas Co.               187,469
    11,055  Piedmont Natural Gas Co., Inc.          319,379
    23,983  Questar Corp.                           424,739
     7,736  WGL Holdings, Inc.                      302,246
                                               ------------
                                                  2,763,374
                                               ------------

            HOUSEHOLD DURABLES -- 0.2%
    29,759  Leggett & Platt, Inc.                   588,931
                                               ------------

            HOUSEHOLD PRODUCTS -- 1.9%
    64,973  Kimberly-Clark Corp.                  4,613,733
                                               ------------

            INSURANCE -- 0.5%
     2,463  American National Insurance Co.         170,563
    21,412  Arthur J. Gallagher & Co.               563,135
     2,666  Harleysville Group, Inc.                156,921
     6,471  Mercury General Corp.                   248,163
                                               ------------
                                                  1,138,782
                                               ------------

            IT SERVICES -- 0.6%
    61,000  Paychex, Inc.                         1,608,570
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS
                -- 0.5%

    48,340  Mattel, Inc.                          1,251,523
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (Continued)
            METALS & MINING -- 0.6%
    48,929  Nucor Corp.                        $  1,548,113
                                               ------------

            MULTI-UTILITIES -- 10.9%
    19,137  Alliant Energy Corp.                    740,219
    10,268  Avista Corp.                            244,892
     7,345  Black Hills Corp.                       225,051
    62,705  CenterPoint Energy, Inc.              1,230,272
    49,406  Consolidated Edison, Inc.             2,817,130
    95,441  Dominion Resources, Inc.              4,845,540
    31,851  DTE Energy Co.                        1,561,336
    17,572  Integrys Energy Group, Inc.             854,351
    47,662  NiSource, Inc.                        1,019,014
     6,418  NorthWestern Corp.                      204,991
    15,837  NSTAR                                   709,656
    70,853  PG&E Corp.                            2,997,790
    83,692  Public Service Enterprise Group,
               Inc.                               2,792,802
    23,147  SCANA Corp.                             936,296
    33,577  Sempra Energy                         1,729,215
    38,412  TECO Energy, Inc.                       657,998
    16,490  Vectren Corp.                           446,549
    31,249  Wisconsin Energy Corp.                  977,781
    82,067  Xcel Energy, Inc.                     2,026,234
                                               ------------
                                                 27,017,117
                                               ------------

            OIL, GAS & CONSUMABLE FUELS
                -- 5.4%
   213,778  ConocoPhillips                       13,536,423
                                               ------------

            PAPER & FOREST PRODUCTS -- 0.6%
    63,268  International Paper Co.               1,470,981
                                               ------------

            PHARMACEUTICALS -- 28.5%
   232,895  Abbott Laboratories                  11,910,251
   305,998  Bristol-Myers Squibb Co.              9,602,217
   209,093  Eli Lilly & Co.                       7,730,168
   351,707  Johnson & Johnson                    22,407,253
   586,913  Merck & Co., Inc.                    19,197,924
                                               ------------
                                                 70,847,813
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 0.5%
    21,657  Intersil Corp., Class A                 222,850
    30,997  Microchip Technology, Inc.              964,317
                                               ------------
                                                  1,187,167
                                               ------------

            SPECIALTY RETAIL -- 0.1%
    31,531  American Eagle Outfitters, Inc.         369,543
                                               ------------

            THRIFTS & MORTGAGE FINANCE
                -- 1.4%
    74,610  First Niagara Financial Group,
               Inc.                                 682,682
   139,681  New York Community Bancorp, Inc.      1,662,204
     6,296  Northwest Bancshares, Inc.               74,985
    73,672  People's United Financial, Inc.         839,861


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            THRIFTS & MORTGAGE FINANCE
              (Continued)
     9,036  Provident Financial Services, Inc. $     97,137
                                               ------------
                                                  3,356,869
                                               ------------

            TOBACCO -- 1.2%
    76,930  reynolds American, Inc.               2,883,336
     4,625  Universal Corp.                         165,853
                                               ------------
                                                  3,049,189
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS
                -- 0.1%
     3,939  Watsco, Inc.                            201,283
                                               ------------

            TOTAL INVESTMENTS -- 99.9%          248,187,779
             (Cost $245,814,635) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                    131,175
                                               ------------
            NET ASSETS -- 100.0%               $248,318,954
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,208,361 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,835,217.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*      $248,187,779       $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.8%
           AEROSPACE & DEFENSE -- 0.2%
    1,541  DigitalGlobe, Inc. (b)              $     29,942
                                               ------------

           AIRLINES -- 0.2%
    2,419  Spirit Airlines, Inc. (b)                 30,237
                                               ------------

           AUTOMOBILES -- 7.3%
   50,066  General Motors Co. (b)                 1,010,332
    3,431  Tesla Motors, Inc. (b)                    83,682
                                               ------------
                                                  1,094,014
                                               ------------

           BEVERAGES -- 1.9%
    7,239  Dr. Pepper Snapple Group, Inc.           280,728
                                               ------------

           BIOTECHNOLOGY -- 1.6%
    3,347  Ironwood Pharmaceuticals, Inc.,
              Class A (b)                            36,148
    2,481  Pharmasset, Inc. (b)                     204,360
                                               ------------
                                                    240,508
                                               ------------

           CAPITAL MARKETS -- 1.8%
    4,064  Apollo Global Management LLC, Class
              A                                      41,615
    1,507  Financial Engines, Inc. (b)               27,292
    3,598  LPL Investment Holdings, Inc. (b)         91,461
   12,393  Och-Ziff Capital Management Group
              LLC, Class A (c)                      113,148
                                               ------------
                                                    273,516
                                               ------------

           CHEMICALS -- 0.1%
    1,070  Kraton Performance Polymers, Inc.
              (b)                                    17,313
                                               ------------

           COMMERCIAL BANKS -- 0.7%
    4,299  First Republic Bank (b)                   99,565
                                               ------------

           COMMERCIAL SERVICES & SUPPLIES
               -- 0.4%
    4,543  KAR Auction Services, Inc. (b)            55,016
                                               ------------

           COMMUNICATIONS EQUIPMENT
               -- 2.5%
    9,917  Motorola Mobility Holdings, Inc. (b)     374,664
                                               ------------

           COMPUTERS & PERIPHERALS -- 0.3%
    2,596  Fusion-io, Inc. (b)                       49,324
                                               ------------

           CONSUMER FINANCE -- 3.1%
   18,206  Discover Financial Services              417,646
    1,407  Green Dot Corp., Class A (b)              44,067
                                               ------------
                                                    461,713
                                               ------------

           DIVERSIFIED CONSUMER SERVICES
               -- 0.8%
    1,763  Bridgepoint Education, Inc. (b)           30,746
    4,426  Education Management Corp. (b)            65,682
    1,191  K12, Inc. (b)                             30,323
                                               ------------
                                                    126,751
                                               ------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           DIVERSIFIED FINANCIAL SERVICES
               -- 1.3%
    3,020  CBOE Holdings, Inc.                 $     73,900
    4,019  MSCI, Inc., Class A (b)                  121,896
                                               ------------
                                                    195,796
                                               ------------

           ELECTRICAL EQUIPMENT -- 1.3%
    2,254  Generac Holdings, Inc. (b)                42,398
    5,869  Sensata Technologies Holding N.V.
              (b)                                   155,293
                                               ------------
                                                    197,691
                                               ------------

           ENERGY EQUIPMENT & SERVICES
               -- 0.2%
    1,731  C&J Energy Services, Inc. (b)             28,458
                                               ------------

           FOOD & STAPLES RETAILING -- 0.4%
    1,601  Fresh Market (The), Inc. (b)              61,094
                                               ------------

           FOOD PRODUCTS -- 3.3%
    2,956  Dole Food Co., Inc. (b)                   29,560
    6,804  Mead Johnson Nutrition Co.               468,319
                                               ------------
                                                    497,879
                                               ------------

           HEALTH CARE EQUIPMENT & SUPPLIES
               -- 4.8%
   16,463  Covidien PLC                             726,018
                                               ------------

           HEALTH CARE PROVIDERS & SERVICES
               -- 3.2%
    3,209  Accretive Health, Inc. (b)                68,127
   17,204  HCA Holdings, Inc. (b)                   346,833
    2,164  Team Health Holdings, Inc. (b)            35,533
    2,569  Vanguard Health Systems, Inc. (b)         26,101
                                               ------------
                                                    476,594
                                               ------------

           HEALTH CARE TECHNOLOGY -- 0.5%
    3,864  Emdeon, Inc., Class A (b)                 72,605
                                               ------------

           HOTELS, RESTAURANTS & LEISURE
               -- 1.9%
    4,017  Dunkin' Brands Group, Inc. (b)           111,271
    5,509  Hyatt Hotels Corp., Class A (b)          172,817
                                               ------------
                                                    284,088
                                               ------------

           INSURANCE -- 0.6%
    2,455  Primerica, Inc.                           52,930
    3,956  Symetra Financial Corp.                   32,241
                                               ------------
                                                     85,171
                                               ------------

           INTERNET & CATALOG RETAIL -- 1.0%
    2,687  HomeAway, Inc. (b)                        90,337
    1,962  HSN, Inc. (b)                             65,001
                                               ------------
                                                    155,338
                                               ------------

           INTERNET SOFTWARE & SERVICES
               -- 2.2%
    1,808  Active Network (The), Inc. (b)            26,668

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

SEPTEMBER 30, 2011 (UNAUDITED)


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (Continued)
           INTERNET SOFTWARE & SERVICES
              (Continued)
    1,501  Ancestry.com, Inc. (b)              $     35,274
    3,569  AOL, Inc. (b)                             42,828
    3,336  Bankrate, Inc. (b)                        50,741
    4,351  Rackspace Hosting, Inc. (b)              148,543
      898  Zillow, Inc. (b)                          24,560
                                               ------------
                                                    328,614
                                               ------------

           IT SERVICES -- 13.4%
    4,682  Booz Allen Hamilton Holding Corp.,
              Class A (b)                            69,621
    2,683  FleetCor Technologies, Inc. (b)           70,456
    2,268  ServiceSource International, Inc.
              (b)                                    29,960
    5,615  Teradata Corp. (b)                       300,571
   18,097  Visa, Inc., Class A                    1,551,275
                                               ------------
                                                  2,021,883
                                               ------------

           MEDIA -- 2.3%
    2,390  AMC Networks, Inc., Class A (b)           76,361
    5,329  Pandora Media, Inc. (b)                   78,070
    5,397  Scripps Networks Interactive, Class
              A                                     200,606
                                               ------------
                                                    355,037
                                               ------------

           METALS & MINING -- 0.8%
    2,799  Molycorp, Inc. (b)                        92,003
    2,335  SunCoke Energy, Inc. (b)                  25,685
                                               ------------
                                                    117,688
                                               ------------

           MULTILINE RETAIL -- 2.9%
   11,394  Dollar General Corp. (b)                 430,237
                                               ------------

           OIL, GAS & CONSUMABLE FUELS
               -- 12.0%
    1,486  Amyris, Inc. (b)                          30,077
    2,033  Cloud Peak Energy, Inc. (b)               34,459
   13,079  Cobalt International Energy, Inc.
              (b)                                   100,839
    3,449  Concho Resources, Inc. (b)               245,362
    2,888  CVR Energy, Inc. (b)                      61,052
   23,588  Kinder Morgan, Inc.                      610,693
    3,401  KiOR, Inc., Class A (b)                   70,537
   12,852  Kosmos Energy Ltd. (b)                   150,497
   11,894  Marathon Petroleum Corp.                 321,852
    3,084  Oasis Petroleum, Inc. (b)                 68,866
   13,760  SandRidge Energy, Inc. (b)                76,505
    1,413  Targa Resources Corp.                     42,037
                                               ------------
                                                  1,812,776
                                               ------------

           PROFESSIONAL SERVICES -- 3.6%
   11,967  Nielsen Holdings N.V. (b)                312,100
    1,572  RPX Corp. (b)                             32,556
    5,499  Verisk Analytics, Inc., Class A (b)      191,200
                                               ------------
                                                    535,856
                                               ------------


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           REAL ESTATE INVESTMENT TRUSTS
              -- 0.5%
    2,756  CYS Investments, Inc.               $     33,320
    2,035  DuPont Fabros Technology, Inc.            40,069
                                               ------------
                                                     73,389
                                               ------------

           ROAD & RAIL -- 0.2%
    4,654  Swift Transportation Co. (b)              29,972
                                               ------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 1.6%
    8,190  Freescale Semiconductor Holdings I
              Ltd. (b)                               90,336
    4,223  GT Advanced Technologies, Inc. (b)        29,645
    8,366  NXP Semiconductor N.V. (b)               118,128
                                               ------------
                                                    238,109
                                               ------------

           SOFTWARE -- 3.7%
      899  BroadSoft, Inc. (b)                       27,285
    5,108  Fortinet, Inc. (b)                        85,814
    2,243  NetSuite, Inc. (b)                        60,584
    2,690  QLIK Technologies, Inc. (b)               58,265
    2,376  RealPage, Inc. (b)                        48,589
    2,425  Solarwinds, Inc. (b)                      53,399
    2,364  Solera Holdings, Inc.                    119,382
    2,582  SS&C Technologies Holdings, Inc. (b)      36,897
    2,783  SuccessFactors, Inc. (b)                  63,981
                                               ------------
                                                    554,196
                                               ------------

           SPECIALTY RETAIL -- 1.5%
    2,959  Express, Inc.                             60,038
    1,452  Francesca's Holdings Corp. (b)            30,797
    3,465  GNC Acquisition Holdings, Inc.,
              Class A (b)                            69,716
    1,269  Teavana Holdings, Inc. (b)                25,811
      972  Vitamin Shoppe, Inc. (b)                  36,392
                                               ------------
                                                    222,754
                                               ------------

           TEXTILES, APPAREL & LUXURY GOODS
               -- 0.3%
    1,351  Vera Bradley, Inc. (b)                    48,704
                                               ------------

           THRIFTS & MORTGAGE FINANCE
               -- 0.4%
    3,245  BankUnited, Inc.                          67,366
                                               ------------

           TOBACCO -- 13.2%
    4,619  Lorillard, Inc.                          511,323
   23,713  Philip Morris International, Inc.      1,479,217
                                               ------------
                                                  1,990,540
                                               ------------

           TRADING COMPANIES & DISTRIBUTORS
               -- 0.4%
    3,360  Air Lease Corp. (b)                       64,512
                                               ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

SEPTEMBER 30, 2011 (UNAUDITED)


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (Continued)
           TRANSPORTATION INFRASTRUCTURE
               -- 0.2%
    2,855  Wesco Aircraft Holdings, Inc. (b)   $     31,205
                                               ------------

           WATER UTILITIES -- 1.2%
    5,851  American Water Works Co., Inc.           176,583
                                               ------------

           TOTAL INVESTMENTS -- 99.8%            15,013,444
            (Cost $16,113,818) (d)
           NET OTHER ASSETS AND
            LIABILITIES -- 0.2%                      22,822
                                               ------------
           NET ASSETS -- 100.0%                $ 15,036,266
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Master Limited Partnership ("MLP").

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,126,344 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,226,718.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*       $15,013,444       $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AIR FREIGHT & LOGISTICS -- 2.1%
    10,254  C.H. Robinson Worldwide, Inc.      $    702,091
    16,265  Expeditors International of
               Washington, Inc.                     659,546
                                               ------------
                                                  1,361,637
                                               ------------

            BIOTECHNOLOGY -- 6.3%
    11,617  Alexion Pharmaceuticals, Inc. (b)       744,185
    12,715  Amgen, Inc.                             698,689
     7,147  Biogen Idec, Inc. (b)                   665,743
    11,812  Celgene Corp. (b)                       731,399
    17,842  Gilead Sciences, Inc. (b)               692,270
    14,272  Vertex Pharmaceuticals, Inc. (b)        635,675
                                               ------------
                                                  4,167,961
                                               ------------

            CHEMICALS -- 1.1%
    11,137  Sigma-Aldrich Corp.                     688,155
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES
                -- 1.1%
     8,593  Stericycle, Inc. (b)                    693,627
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 3.9%
    43,384  Cisco Systems, Inc.                     672,018
     8,613  F5 Networks, Inc. (b)                   611,954
    13,386  QUALCOMM, Inc.                          650,961
    30,131  Research In Motion Ltd. (b)             611,659
                                               ------------
                                                  2,546,592
                                               ------------

            COMPUTERS & PERIPHERALS -- 5.0%
     1,799  Apple, Inc. (b)                         685,743
    47,436  Dell, Inc. (b)                          671,219
    19,080  NetApp, Inc. (b)                        647,575
    16,855  SanDisk Corp. (b)                       680,099
    59,988  Seagate Technology PLC                  616,677
                                               ------------
                                                  3,301,313
                                               ------------

            DIVERSIFIED CONSUMER SERVICES
                -- 0.9%
    15,257  Apollo Group, Inc., Class A (b)         604,330
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 2.0%
   121,797  Flextronics International Ltd. (b)      685,717
    25,928  FLIR Systems, Inc.                      649,497
                                               ------------
                                                  1,335,214
                                               ------------

            FOOD & STAPLES RETAILING -- 2.1%
     8,560  Costco Wholesale Corp.                  702,947
    10,443  Whole Foods Market, Inc.                682,033
                                               ------------
                                                  1,384,980
                                               ------------

            FOOD PRODUCTS -- 1.0%
     6,678  Green Mountain Coffee Roasters,
               Inc. (b)                             620,653
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 2.0%
    20,888  DENTSPLY International, Inc.       $    641,053
     1,847  Intuitive Surgical, Inc. (b)            672,825
                                               ------------
                                                  1,313,878
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES
                -- 2.0%
    17,463  Express Scripts, Inc. (b)               647,353
    11,060  Henry Schein, Inc. (b)                  685,831
                                               ------------
                                                  1,333,184
                                               ------------

            HEALTH CARE TECHNOLOGY -- 1.1%
    10,636  Cerner Corp. (b)                        728,779
                                               ------------

            HOTELS, RESTAURANTS & LEISURE
                -- 2.8%
    18,965  Ctrip.com International Ltd., ADR
               (b)                                  609,914
    18,393  Starbucks Corp.                         685,875
     4,739  Wynn Resorts Ltd.                       545,364
                                               ------------
                                                  1,841,153
                                               ------------

            HOUSEHOLD DURABLES -- 1.0%
    21,378  Garmin Ltd.                             679,179
                                               ------------

            INTERNET & CATALOG RETAIL -- 4.7%
     3,014  Amazon.com, Inc. (b)                    651,717
    24,360  Expedia, Inc.                           627,270
    44,290  Liberty Interactive Corp., Class A
               (b)                                  654,163
     4,647  Netflix, Inc. (b)                       525,855
     1,373  priceline.com, Inc. (b)                 617,109
                                               ------------
                                                  3,076,114
                                               ------------

            INTERNET SOFTWARE & SERVICES
                -- 5.8%
    31,737  Akamai Technologies, Inc. (b)           630,932
     4,908  Baidu, Inc., ADR (b)                    524,714
    21,402  eBay, Inc. (b)                          631,145
     1,318  Google, Inc., Class A (b)               677,953
    24,863  VeriSign, Inc.                          711,330
    48,165  Yahoo!, Inc. (b)                        633,851
                                               ------------
                                                  3,809,925
                                               ------------

            IT SERVICES -- 5.3%
    14,205  Automatic Data Processing, Inc.         669,766
    11,053  Cognizant Technology Solutions
               Corp., Class A (b)                   693,023
    13,232  Fiserv, Inc. (b)                        671,788
    14,239  Infosys Ltd., ADR                       727,186
    26,627  Paychex, Inc.                           702,154
                                               ------------
                                                  3,463,917
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (Continued)
            LEISURE EQUIPMENT & PRODUCTS -- 1.1%

    26,646  Mattel, Inc.                       $    689,865
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES
                -- 3.0%

    15,059  Illumina, Inc. (b)                      616,214
    17,737  Life Technologies Corp. (b)             681,633
    49,761  QIAGEN N.V. (b)                         688,195
                                               ------------
                                                  1,986,042
                                               ------------

            MACHINERY -- 1.8%
     8,858  Joy Global, Inc.                        552,562
    18,925  PACCAR, Inc.                            640,044
                                               ------------
                                                  1,192,606
                                               ------------

            MEDIA -- 5.0%
    31,432  Comcast Corp., Class A                  656,929
    16,501  DIRECTV, Class A (b)                    697,167
    42,514  News Corp., Class A                     657,692
   394,012  Sirius XM Radio, Inc. (b)               594,958
    27,595  Virgin Media, Inc.                      671,938
                                               ------------
                                                  3,278,684
                                               ------------

            MULTILINE RETAIL -- 2.1%
     9,546  Dollar Tree, Inc. (b)                   717,000
    11,806  Sears Holdings Corp. (b)                679,081
                                               ------------
                                                  1,396,081
                                               ------------

            PHARMACEUTICALS -- 2.9%
    35,156  Mylan, Inc. (b)                         597,652
    18,690  Teva Pharmaceutical Industries
               Ltd., ADR                            695,642
    44,646  Warner Chilcott PLC, Class A (b)        638,438
                                               ------------
                                                  1,931,732
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 13.6%
    18,856  Altera Corp.                            594,530
    62,319  Applied Materials, Inc.                 645,002
    20,215  Broadcom Corp., Class A (b)             672,957
     8,413  First Solar, Inc. (b)                   531,786
    32,819  Intel Corp.                             700,029
    18,325  KLA-Tencor Corp.                        701,481
    18,140  Lam Research Corp. (b)                  688,957
    23,594  Linear Technology Corp.                 652,374
    47,531  Marvell Technology Group Ltd. (b)       690,625
    28,477  Maxim Integrated Products, Inc.         664,368
    20,870  Microchip Technology, Inc.              649,266
   102,567  Micron Technology, Inc. (b)             516,938
    46,638  NVIDIA Corp. (b)                        582,975
    22,718  Xilinx, Inc.                            623,382
                                               ------------
                                                  8,914,670
                                               ------------

            SOFTWARE -- 12.3%
    59,393  Activision Blizzard, Inc.               706,777


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SOFTWARE (Continued)
    28,254  Adobe Systems, Inc. (b)            $    682,899
    24,484  Autodesk, Inc. (b)                      680,166
    17,047  BMC Software, Inc. (b)                  657,332
    33,932  CA, Inc.                                658,620
    12,505  Check Point Software Technologies
               Ltd. (b)                             659,764
    12,380  Citrix Systems, Inc. (b)                675,081
    31,335  Electronic Arts, Inc. (b)               640,801
    14,622  Intuit, Inc.                            693,668
    26,587  Microsoft Corp.                         661,750
    24,669  Oracle Corp.                            708,987
    41,108  Symantec Corp. (b)                      670,060
                                               ------------
                                                  8,095,905
                                               ------------

            SPECIALTY RETAIL -- 5.1%
    12,030  Bed Bath & Beyond, Inc. (b)             689,439
    10,136  O'Reilly Automotive, Inc. (b)           675,362
     8,937  Ross Stores, Inc.                       703,253
    48,555  Staples, Inc.                           645,781
    29,039  Urban Outfitters, Inc. (b)              648,150
                                               ------------
                                                  3,361,985
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS
                -- 1.0%
    19,857  Fastenal Co.                            660,841
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 1.9%
    19,594  NII Holdings, Inc. (b)                  528,058
    27,595  Vodafone Group PLC, ADR                 707,812
                                               ------------
                                                  1,235,870
                                               ------------

            TOTAL INVESTMENTS -- 100.0%          65,694,872
             (Cost $77,738,883) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     14,728
                                               ------------
            NET ASSETS -- 100.0%               $ 65,709,600
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,646,271 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,690,282.

ADR   - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

SEPTEMBER 30, 2011 (UNAUDITED)

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*      $65,694,872       $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            COMMUNICATIONS EQUIPMENT -- 9.4%
   237,312  Cisco Systems, Inc.                $  3,675,963
    47,111  F5 Networks, Inc. (b)                 3,347,236
    73,216  QUALCOMM, Inc.                        3,560,494
   164,819  Research In Motion Ltd. (b)           3,345,826
                                               ------------
                                                 13,929,519
                                               ------------

            COMPUTERS & PERIPHERALS -- 12.2%
     9,848  Apple, Inc. (b)                       3,753,861
   259,482  Dell, Inc. (b)                        3,671,670
   104,369  NetApp, Inc. (b)                      3,542,284
    92,195  SanDisk Corp. (b)                     3,720,068
   328,130  Seagate Technology PLC                3,373,176
                                               ------------
                                                 18,061,059
                                               ------------

            HEALTH CARE TECHNOLOGY -- 2.7%
    58,173  Cerner Corp. (b)                      3,986,014
                                               ------------

            HOUSEHOLD DURABLES -- 2.5%
   116,932  Garmin Ltd.                           3,714,930
                                               ------------

            INTERNET SOFTWARE & SERVICES
                -- 11.8%
   173,597  Akamai Technologies, Inc. (b)         3,451,108
    26,840  Baidu, Inc., ADR (b)                  2,869,464
     7,215  Google, Inc., Class A (b)             3,711,252
   136,004  VeriSign, Inc.                        3,891,075
   263,468  Yahoo!, Inc. (b)                      3,467,239
                                               ------------
                                                 17,390,138
                                               ------------

            IT SERVICES -- 5.3%
    60,456  Cognizant Technology Solutions
               Corp., Class A (b)                 3,790,591
    77,886  Infosys Ltd., ADR                     3,977,638
                                               ------------
                                                  7,768,229
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 31.1%
   103,141  Altera Corp.                          3,252,036
   340,892  Applied Materials, Inc.               3,528,232
   110,572  Broadcom Corp., Class A (b)           3,680,942
   179,523  Intel Corp.                           3,829,226
   100,232  KLA-Tencor Corp.                      3,836,881
    99,223  Lam Research Corp. (b)                3,768,490
   129,062  Linear Technology Corp.               3,568,564
   259,995  Marvell Technology Group Ltd. (b)     3,777,727
   155,771  Maxim Integrated Products, Inc.       3,634,137
   114,157  Microchip Technology, Inc.            3,551,424
   561,041  Micron Technology, Inc. (b)           2,827,647
   255,118  NVIDIA Corp. (b)                      3,188,975
   124,263  Xilinx, Inc.                          3,409,777
                                               ------------
                                                 45,854,058
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SOFTWARE -- 25.0%
   154,550  Adobe Systems, Inc. (b)            $  3,735,474
   133,926  Autodesk, Inc. (b)                    3,720,464
    93,242  BMC Software, Inc. (b)                3,595,412
   185,606  CA, Inc.                              3,602,612
    68,403  Check Point Software Technologies
               Ltd. (b)                           3,608,942
    67,722  Citrix Systems, Inc. (b)              3,692,881
    79,986  Intuit, Inc.                          3,794,536
   145,432  Microsoft Corp.                       3,619,802
   134,934  Oracle Corp.                          3,878,003
   224,864  Symantec Corp. (b)                    3,665,283
                                               ------------
                                                 36,913,409
                                               ------------

            TOTAL INVESTMENTS -- 100.0%         147,617,356
             (Cost $186,514,703) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     (6,006)
                                               ------------
            NET ASSETS -- 100.0%               $147,611,350
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,380,432 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $41,277,779.

ADR   - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*      $147,617,356      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.5%
            BIOTECHNOLOGY -- 72.7%
   462,054  Alexion Pharmaceuticals, Inc. (b)  $ 29,599,179
   439,447  Amgen, Inc.                          24,147,613
 1,886,371  Amylin Pharmaceuticals, Inc. (b)     17,411,204
   232,676  Biogen Idec, Inc. (b)                21,673,770
   398,941  Celgene Corp. (b)                    24,702,427
   623,608  Dendreon Corp. (b)                    5,612,472
   590,168  Gilead Sciences, Inc. (b)            22,898,518
 1,043,273  Human Genome Sciences, Inc. (b)      13,239,134
 1,205,770  Incyte Corp. (b)                     16,844,607
   653,752  InterMune, Inc. (b)                  13,205,790
   970,992  Myriad Genetics, Inc. (b)            18,196,390
   435,209  Regeneron Pharmaceuticals, Inc. (b)  25,329,164
   430,499  United Therapeutics Corp. (b)        16,139,408
   477,597  Vertex Pharmaceuticals, Inc. (b)     21,272,170
                                               ------------
                                                270,271,846
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES
                -- 22.7%
 3,653,464  Affymetrix, Inc. (b)                 17,901,974
   332,529  Illumina, Inc. (b)                   13,607,087
   475,008  Life Technologies Corp. (b)          18,254,557
 1,323,994  QIAGEN N.V. (b)                      18,310,837
 3,205,655  Sequenom, Inc. (b)                   16,316,784
                                               ------------
                                                 84,391,239
                                               ------------

            PHARMACEUTICALS -- 4.1%
 3,163,734  Nektar Therapeutics (b)              15,344,110
                                               ------------

            TOTAL INVESTMENTS -- 99.5%          370,007,195
             (Cost $479,022,389) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.5%                  1,762,620
                                               ------------
            NET ASSETS -- 100.0%               $371,769,815
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,144,683 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $119,159,877.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*      $370,007,195      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------

            COMMON STOCKS -- 100.0%
            CAPITAL MARKETS -- 4.6%
   894,769  E*TRADE Financial Corp. (b)        $  8,151,346
   744,198  TD Ameritrade Holding Corp.          10,943,431
                                               ------------
                                                 19,094,777
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 5.9%
   816,675  Juniper Networks, Inc. (b)           14,095,811
   239,762  NETGEAR, Inc. (b)                     6,207,438
 1,989,229  Sonus Networks, Inc. (b)              4,316,627
                                               ------------
                                                 24,619,876
                                               ------------

            HEALTH CARE TECHNOLOGY -- 2.6%
   595,822  Allscripts Healthcare
               Solutions, Inc. (b)               10,736,713
                                               ------------

            INTERNET & CATALOG RETAIL
                -- 19.8%
   167,703  Amazon.com, Inc. (b)                 36,262,420
   132,225  Blue Nile, Inc. (b)                   4,664,898
   453,111  Expedia, Inc.                        11,667,608
    82,287  Netflix, Inc. (b)                     9,311,597
    46,168  priceline.com, Inc. (b)              20,750,669
                                               ------------
                                                 82,657,192
                                               ------------

            INTERNET SOFTWARE & SERVICES
                -- 45.5%
   532,298  Akamai Technologies, Inc. (b)        10,582,084
   278,588  Constant Contact, Inc. (b)            4,816,786
   312,859  DealerTrack Holdings, Inc. (b)        4,902,501
   288,561  Digital River, Inc. (b)               5,981,870
   797,109  EarthLink, Inc.                       5,205,122
   897,262  eBay, Inc. (b)                       26,460,256
    84,544  Google, Inc., Class A (b)            43,487,743
   253,943  IAC/InterActiveCorp (b)              10,043,446
   757,673  Internap Network Services Corp.
               (b)                                3,727,751
   237,570  j2 Global Communications, Inc.        6,390,633
   795,917  Monster Worldwide, Inc. (b)           5,714,684
   489,238  NIC, Inc.                             5,601,775
   403,712  RealNetworks, Inc.                    3,403,292
   847,227  United Online, Inc.                   4,430,997
   455,548  ValueClick, Inc. (b)                  7,088,327
   389,950  VeriSign, Inc.                       11,156,469
   224,111  Vocus, Inc. (b)                       3,756,100
   256,758  WebMD Health Corp. (b)                7,741,254
 1,444,437  Yahoo!, Inc. (b)                     19,008,791
                                               ------------
                                                189,499,881
                                               ------------

            IT SERVICES -- 1.6%
   645,622  Sapient Corp.                         6,546,607
                                               ------------

            SOFTWARE -- 20.0%
   357,543  Ariba, Inc. (b)                       9,907,517


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SOFTWARE (Continued)
   299,355  Check Point Software Technologies
               Ltd. (b)                        $ 15,793,970
   210,064  Concur Technologies, Inc. (b)         7,818,582
   302,487  Ebix, Inc. (b)                        4,446,559
   388,687  Quest Software, Inc. (b)              6,172,350
   158,383  Salesforce.com, Inc. (b)             18,100,009
   522,152  TIBCO Software, Inc. (b)             11,690,983
   284,659  Virnetx Holding Corp. (b)             4,267,038
   300,113  Websense, Inc. (b)                    5,191,955
                                               ------------
                                                 83,388,963
                                               ------------

            TOTAL COMMON STOCKS -- 100.0%       416,544,009
            (Cost $499,489,887)

            MONEY MARKET FUND -- 0.1%
   379,477  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                              379,477
              (Cost $379,477)                  ------------

            TOTAL INVESTMENTS -- 100.1%         416,923,486
             (Cost $499,869,364) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                 (419,072)
                                               ------------
            NET ASSETS -- 100.0%               $416,504,414
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at September 30, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,806,594 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $96,752,472.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

SEPTEMBER 30, 2011 (UNAUDITED)

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $416,544,009      $ --           $ --
Money Market Fund         379,477        --             --
                    ------------------------------------------
TOTAL INVESTMENTS    $416,923,486      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.8%
           AEROSPACE & DEFENSE -- 6.2%
   10,671  General Dynamics Corp.              $    607,073
   12,197  Northrop Grumman Corp.                   636,196
   16,370  Raytheon Co.                             669,042
                                               ------------
                                                  1,912,311
                                               ------------

           BIOTECHNOLOGY -- 7.0%
   13,084  Amgen, Inc.                              718,966
   12,153  Celgene Corp. (b)                        752,514
   18,023  Gilead Sciences, Inc. (b)                699,292
                                               ------------
                                                  2,170,772
                                               ------------

           CAPITAL MARKETS -- 5.2%
   14,077  Ameriprise Financial, Inc.               554,071
    5,738  Franklin Resources, Inc.                 548,782
    5,344  Goldman Sachs Group (The), Inc.          505,275
                                               ------------
                                                  1,608,128
                                               ------------

           CHEMICALS -- 3.5%
    4,764  CF Industries Holdings, Inc.             587,830
   20,131  LyondellBasell Industries N.V.,
              Class A                               491,800
                                               ------------
                                                  1,079,630
                                               ------------

           COMMERCIAL BANKS -- 1.9%
   59,383  Fifth Third Bancorp                      599,768
                                               ------------

           COMMUNICATIONS EQUIPMENT -- 2.3%
   45,519  Cisco Systems, Inc.                      705,089
                                               ------------

           COMPUTERS & PERIPHERALS -- 3.6%
   44,988  Dell, Inc. (b)                           636,580
   20,731  Hewlett-Packard Co.                      465,411
                                               ------------
                                                  1,101,991
                                               ------------

           CONSUMER FINANCE -- 2.0%
   15,652  Capital One Financial Corp.              620,289
                                               ------------

           DIVERSIFIED FINANCIAL SERVICES
               -- 3.3%
   19,379  Citigroup, Inc.                          496,490
   17,790  JPMorgan Chase & Co.                     535,835
                                               ------------
                                                  1,032,325
                                               ------------

           FOOD PRODUCTS -- 1.9%
   24,050  Archer-Daniels-Midland Co.               596,680
                                               ------------

           HEALTH CARE PROVIDERS & SERVICES
               -- 6.2%
   17,823  Aetna, Inc.                              647,866
   14,826  CIGNA Corp.                              621,802
    9,004  McKesson Corp.                           654,591
                                               ------------
                                                  1,924,259
                                               ------------

           INSURANCE -- 7.4%
   15,963  Aflac, Inc.                              557,907
   25,640  Allstate (The) Corp.                     607,411


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           INSURANCE (Continued)
   25,553  American International Group, Inc.
              (b)                              $    560,888
   12,324  Prudential Financial, Inc.               577,503
                                               ------------
                                                  2,303,709
                                               ------------

           MACHINERY -- 4.0%
    9,316  Deere & Co.                              601,534
    9,942  Parker Hannifin Corp.                    627,639
                                               ------------
                                                  1,229,173
                                               ------------

           MEDIA -- 4.4%
   25,251  DISH Network Corp., Class A (b)          632,790
   46,332  News Corp., Class A                      716,756
                                               ------------
                                                  1,349,546
                                               ------------

           METALS & MINING -- 3.9%
   14,414  Freeport-McMoRan Copper & Gold,
              Inc.                                  438,906
   12,391  Newmont Mining Corp.                     779,394
                                               ------------
                                                  1,218,300
                                               ------------

           OIL, GAS & CONSUMABLE FUELS -- 9.0%
    6,966  Chevron Corp.                            644,494
   11,005  Hess Corp.                               577,322
   17,558  Marathon Petroleum Corp.                 475,120
   11,872  Murphy Oil Corp.                         524,268
   32,123  Valero Energy Corp.                      571,147
                                               ------------
                                                  2,792,351
                                               ------------

           PHARMACEUTICALS -- 13.5%
   13,832  Abbott Laboratories                      707,369
   24,819  Bristol-Myers Squibb Co.                 778,820
   18,822  Eli Lilly & Co.                          695,849
   19,385  Forest Laboratories, Inc. (b)            596,864
   21,409  Merck & Co., Inc.                        700,289
   38,859  Pfizer, Inc.                             687,027
                                               ------------
                                                  4,166,218
                                               ------------

           REAL ESTATE INVESTMENT TRUSTS
               -- 2.1%
   38,658  Annaly Capital Management, Inc.          642,883
                                               ------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 6.3%
   58,762  Applied Materials, Inc.                  608,187
   19,622  Broadcom Corp., Class A (b)              653,216
   32,354  Intel Corp.                              690,111
                                               ------------
                                                  1,951,514
                                               ------------

           SOFTWARE -- 2.1%
   26,006  Microsoft Corp.                          647,289
                                               ------------

           SPECIALTY RETAIL -- 4.0%
   27,070  Best Buy Co., Inc.                       630,731


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC VALUE INDEX FUND

SEPTEMBER 30, 2011 (UNAUDITED)


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (Continued)
           SPECIALTY RETAIL (Continued)
   46,316  Staples, Inc.                       $    616,003
                                               ------------
                                                  1,246,734
                                               ------------

           TOTAL INVESTMENTS -- 99.8%            30,898,959
            (Cost $34,756,182) (c)
           NET OTHER ASSETS AND
            LIABILITIES -- 0.2%                      51,988
                                               ------------
           NET ASSETS -- 100.0%                $ 30,950,947
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $887,964 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,745,187.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*      $30,898,959       $ --          $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.8%
            AEROSPACE & DEFENSE -- 0.9%
       689  Curtiss-Wright Corp.               $     19,864
       287  Esterline Technologies Corp. (b)         14,878
       386  Teledyne Technologies, Inc. (b)          18,860
                                               ------------
                                                     53,602
                                               ------------

            AIRLINES -- 0.4%
       438  Allegiant Travel Co. (b)                 20,643
                                               ------------

            AUTOMOBILES -- 1.1%
     2,192  Honda Motor Co., Ltd., ADR               63,897
                                               ------------

            BEVERAGES -- 2.3%
       431  Brown-Forman Corp., Class B              30,230
     1,092  Coca-Cola (The) Co.                      73,776
       677  Molson Coors Brewing Co., Class B        26,816
                                               ------------
                                                    130,822
                                               ------------

            BIOTECHNOLOGY -- 1.3%
     1,958  Gilead Sciences, Inc. (b)                75,970
                                               ------------

            BUILDING PRODUCTS -- 0.4%
     1,018  Owens Corning, Inc. (b)                  22,070
                                               ------------

            CAPITAL MARKETS -- 0.4%
     3,515  American Capital Ltd. (b)                23,972
                                               ------------

            CHEMICALS -- 3.8%
       875  Agrium, Inc.                             58,327
       436  CF Industries Holdings, Inc.             53,798
       354  Minerals Technologies, Inc.              17,442
     1,132  Mosaic (The) Co.                         55,434
       126  NewMarket Corp.                          19,136
       625  OM Group, Inc. (b)                       16,231
                                               ------------
                                                    220,368
                                               ------------

            COMMERCIAL BANKS -- 0.3%
     2,117  Old National Bancorp                     19,730
                                               ------------

            COMPUTERS & PERIPHERALS -- 1.7%
       194  Apple, Inc. (b)                          73,949
       924  Lexmark International, Inc., Class
               A (b)                                 24,976
                                               ------------
                                                     98,925
                                               ------------

            CONSUMER FINANCE -- 1.5%
     1,674  Capital One Financial Corp.              66,341
       356  Cash America International, Inc.         18,213
                                               ------------
                                                     84,554
                                               ------------

            CONTAINERS & PACKAGING -- 0.8%
       815  Ball Corp.                               25,281
       467  Greif, Inc., Class A                     20,030
                                               ------------
                                                     45,311
                                               ------------
            DIVERSIFIED CONSUMER SERVICES
                -- 1.4%
       652  Apollo Group, Inc., Class A (b)          25,826
       659  DeVry, Inc.                              24,356


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            DIVERSIFIED CONSUMER SERVICES
               (Continued)
       262  ITT Educational Services, Inc. (b) $     15,086
       191  Strayer Education, Inc.                  14,644
                                               ------------
                                                     79,912
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES
                -- 0.5%
     1,275  NASDAQ OMX Group (The), Inc. (b)         29,504
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 3.0%
     2,597  AT&T, Inc.                               74,066
     1,915  BCE, Inc.                                71,736
     2,884  Telecom Corp. of New Zealand Ltd.,
               ADR                                   28,494
                                               ------------
                                                    174,296
                                               ------------

            ELECTRIC UTILITIES -- 8.4%
       982  DPL, Inc.                                29,598
     4,113  Duke Energy Corp.                        82,219
     2,107  Edison International                     80,593
       581  El Paso Electric Co.                     18,644
     1,637  Great Plains Energy, Inc.                31,594
     2,134  NV Energy, Inc.                          31,391
     1,615  Pepco Holdings, Inc.                     30,556
       714  Pinnacle West Capital Corp.              30,659
     1,387  PNM Resources, Inc.                      22,788
       848  Portland General Electric Co.            20,089
     2,819  PPL Corp.                                80,454
     1,194  Westar Energy, Inc.                      31,546
                                               ------------
                                                    490,131
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS -- 2.1%
     1,570  AVX Corp.                                18,636
     1,319  Hitachi Ltd., ADR                        65,185
     2,349  Sanmina-SCI Corp. (b)                    15,691
       466  Tech Data Corp. (b)                      20,145
                                               ------------
                                                    119,657
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 1.1%
       973  Complete Production Services, Inc.
               (b)                                   18,341
       273  Core Laboratories N.V.                   24,524
     1,211  RPC, Inc.                                19,763
                                               ------------
                                                     62,628
                                               ------------

            FOOD & STAPLES RETAILING -- 1.9%
       471  Casey's General Stores, Inc.             20,559
     3,224  Kroger (The) Co.                         70,799
       494  Ruddick Corp.                            19,261
                                               ------------
                                                    110,619
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (Continued)
            FOOD PRODUCTS -- 6.2%
     2,465  Archer-Daniels-Midland Co.         $     61,157
       479  Bunge Ltd.                               27,921
       631  Cal-Maine Foods, Inc.                    19,832
     2,388  Campbell Soup Co.                        77,300
     1,423  Flowers Foods, Inc.                      27,692
       338  Lancaster Colony Corp.                   20,621
     1,481  Smithfield Foods, Inc. (b)               28,879
     1,708  Tyson Foods, Inc., Class A               29,651
     2,228  Unilever PLC, ADR                        69,491
                                               ------------
                                                    362,544
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.6%
    11,434  Boston Scientific Corp. (b)              67,575
     1,365  Wright Medical Group, Inc. (b)           24,406
                                               ------------
                                                     91,981
                                               ------------

            HOTELS, RESTAURANTS & LEISURE
                -- 4.0%
       830  Brinker International, Inc.              17,364
       312  Buffalo Wild Wings, Inc. (b)             18,657
       602  Darden Restaurants, Inc.                 25,735
       846  McDonald's Corp.                         74,296
       692  Papa John's International, Inc. (b)      21,037
       785  Penn National Gaming, Inc. (b)           26,133
       637  Tim Hortons, Inc.                        29,480
     3,917  Wendy's (The) Co.                        17,979
                                               ------------
                                                    230,681
                                               ------------

            HOUSEHOLD DURABLES -- 0.4%
     1,815  Toll Brothers, Inc. (b)                  26,190
                                               ------------

            HOUSEHOLD PRODUCTS -- 2.7%
       858  Colgate-Palmolive Co.                    76,088
     1,124  Kimberly-Clark Corp.                     79,815
                                               ------------
                                                    155,903
                                               ------------

            INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS -- 0.4%
     1,108  TransAlta Corp.                          24,121
                                               ------------

            INSURANCE -- 0.8%
       772  Kemper Corp.                             18,497
       585  Transatlantic Holdings, Inc.             28,384
                                               ------------
                                                     46,881
                                               ------------

            INTERNET SOFTWARE & SERVICES
                -- 2.0%
       130  Google, Inc., Class A (b)                66,869
       774  IAC/InterActiveCorp (b)                  30,612
       676  j2 Global Communications, Inc.           18,185
                                               ------------
                                                    115,666
                                               ------------

            IT SERVICES -- 3.2%
       420  DST Systems, Inc.                        18,408


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            IT SERVICES (Continued)
       436  International Business Machines
               Corp.                             $   76,313
       223  MasterCard, Inc., Class A                70,727
       812  NeuStar, Inc., Class A (b)               20,414
                                               ------------
                                                    185,862
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS
                -- 1.0%
     1,201  Mattel, Inc.                             31,094
       594  Polaris Industries, Inc.                 29,682
                                               ------------
                                                     60,776
                                               ------------

            MACHINERY -- 0.2%
       480  Sauer-Danfoss, Inc. (b)                  13,872
                                               ------------

            MEDIA -- 3.5%
     2,940  CBS Corp., Class B                       59,917
     2,106  Live Nation Entertainment, Inc. (b)      16,869
     4,516  News Corp., Class A                      69,862
     1,365  Shaw Communications, Inc., Class B       27,573
        82  Washington Post (The) Co., Class B       26,812
                                               ------------
                                                    201,033
                                               ------------

            METALS & MINING -- 5.6%
     5,978  Alcoa, Inc.                              57,210
     1,479  Barrick Gold Corp.                       68,995
     1,714  Commercial Metals Co.                    16,300
     1,614  Freeport-McMoRan Copper & Gold,
               Inc.                                  49,146
     1,466  Goldcorp, Inc.                           66,908
     4,698  Kinross Gold Corp.                       69,437
                                               ------------
                                                    327,996
                                               ------------

            MULTILINE RETAIL -- 1.4%
       706  Dillard's, Inc., Class A                 30,697
       438  Dollar Tree, Inc. (b)                    32,898
     2,273  Saks, Inc. (b)                           19,889
                                               ------------
                                                     83,484
                                               ------------

            MULTI-UTILITIES -- 5.2%
       783  Alliant Energy Corp.                     30,286
       839  Avista Corp.                             20,010
     1,656  CenterPoint Energy, Inc.                 32,491
     1,364  Consolidated Edison, Inc.                77,775
     1,536  Dominion Resources, Inc.                 77,983
       624  Integrys Energy Group, Inc.              30,339
     1,492  NiSource, Inc.                           31,899
                                               ------------
                                                    300,783
                                               ------------

            OFFICE ELECTRONICS -- 1.2%
     1,559  CANON, Inc., ADR                         70,560
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 5.6%
       414  Alliance Resource Partners L.P. (c)      27,142
       764  Chevron Corp.                            70,685

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (Continued)
            OIL, GAS & CONSUMABLE FUELS
               (Continued)
     1,110  ConocoPhillips                     $     70,285
     1,117  Royal Dutch Shell PLC, Class A, ADR      68,718
     1,443  Tesoro Corp. (b)                         28,095
     3,507  Valero Energy Corp.                      62,355
                                               ------------
                                                    327,280
                                               ------------

            PERSONAL PRODUCTS -- 1.0%
       523  Herbalife Ltd.                           28,033
       741  Nu Skin Enterprises, Inc., Class A       30,025
                                               ------------
                                                     58,058
                                               ------------

            PHARMACEUTICALS -- 4.1%
     2,102  Eli Lilly & Co.                          77,711
     2,140  Forest Laboratories, Inc. (b)            65,891
     1,157  Johnson & Johnson                        73,712
     1,477  Medicines (The) Co. (b)                  21,978
                                               ------------
                                                    239,292
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS
                -- 1.2%
     4,099  Annaly Capital Management, Inc.          68,166
                                               ------------

            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 1.2%
     2,469  Brookfield Asset Management, Inc.,
               Class A                               68,021
                                               ------------

            ROAD & RAIL -- 0.3%
       851  Werner Enterprises, Inc.                 17,726
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 0.6%
     2,090  Brooks Automation, Inc.                  17,033
     1,637  GT Advanced Technologies, Inc. (b)       11,492
     3,112  Suntech Power Holdings Co., Ltd.,
               ADR (b)                                7,189
                                               ------------
                                                     35,714
                                               ------------

            SOFTWARE -- 1.2%
     2,920  Microsoft Corp.                          72,679
                                               ------------

            SPECIALTY RETAIL -- 5.9%
       755  Aaron's, Inc.                            19,064
       641  Ascena Retail Group, Inc. (b)            17,352
       254  AutoZone, Inc. (b)                       81,074
       429  DSW, Inc., Class A                       19,811
     1,598  Gap (The), Inc.                          25,952
       488  Group 1 Automotive, Inc.                 17,348
       700  PetSmart, Inc.                           29,855
       350  Ross Stores, Inc.                        27,542
     1,427  Sonic Automotive, Inc., Class A          15,397
     1,203  Stage Stores, Inc.                       16,686
     1,360  TJX (The) Cos., Inc.                     75,439
                                               ------------
                                                    345,520
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TEXTILES, APPAREL & LUXURY GOODS
                -- 2.5%
     1,018  Crocs, Inc. (b)                    $     24,096
       869  NIKE, Inc., Class B                      74,308
       212  Ralph Lauren Corp.                       27,497
       627  True Religion Apparel, Inc. (b)          16,904
                                               ------------
                                                    142,805
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 0.3%
     1,800  Capitol Federal Financial, Inc.          19,008
                                               ------------

            TOBACCO -- 1.2%
     1,099  Philip Morris International, Inc.        68,556
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS
                -- 0.3%
     1,713  Aircastle Ltd.                           16,308
                                               ------------

            WATER UTILITIES -- 0.5%
     1,037  American Water Works Co., Inc.           31,297
                                               ------------

            WIRELESS TELECOMMUNICATION SERVICES
                -- 1.2%
     3,094  America Movil SAB de C.V., Series
              L, ADR                                68,316
                                               ------------

            TOTAL COMMON STOCKS -- 99.8%          5,803,690
              (Cost $6,193,824)

            MONEY MARKET FUND -- 0.4%
    22,356  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (d)                               22,356
              (Cost $22,356)                   ------------

            TOTAL INVESTMENTS -- 100.2%           5,826,046
             (Cost $6,216,180) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.2)%                  (13,317)
                                               ------------
            NET ASSETS -- 100.0%               $  5,812,729
                                               ============

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

SEPTEMBER 30, 2011 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Master Limited Partnership ("MLP").

(d)   Represents annualized 7-day yield at September 30, 2011.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $158,609 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $548,743.

ADR   - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $5,803,690       $ --           $ --
Money Market Fund        22,356         --             --
                    ------------------------------------------
TOTAL INVESTMENTS    $5,826,046       $ --           $ --
                    ==========================================

 * See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 5.5%
    28,525  Boeing (The) Co.                   $  1,726,048
    31,114  General Dynamics Corp.                1,770,075
    40,384  Honeywell International, Inc.         1,773,261
    41,250  ITT Corp.                             1,732,500
    28,193  L-3 Communications Holdings, Inc.     1,747,120
    23,974  Lockheed Martin Corp.                 1,741,471
    33,750  Northrop Grumman Corp.                1,760,400
    43,772  Raytheon Co.                          1,788,962
    24,721  United Technologies Corp.             1,739,370
                                               ------------
                                                 15,779,207
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.6%
    27,983  United Parcel Service, Inc.,
               Class B                            1,767,126
                                               ------------

            BEVERAGES -- 1.8%
    25,724  Coca-Cola (The) Co.                   1,737,913
    44,432  Molson Coors Brewing Co., Class B     1,759,952
    28,580  PepsiCo, Inc.                         1,769,102
                                               ------------
                                                  5,266,967
                                               ------------

            CAPITAL MARKETS -- 1.2%
    95,767  Federated Investors, Inc., Class B    1,678,796
   164,388  KKR & Co. L.P. (b)                    1,709,635
                                               ------------
                                                  3,388,431
                                               ------------

            CHEMICALS -- 1.8%
    22,433  Air Products and Chemicals, Inc.      1,713,208
    42,581  E.I. du Pont de Nemours & Co.         1,701,963
    24,418  PPG Industries, Inc.                  1,725,376
                                               ------------
                                                  5,140,547
                                               ------------

            COMMERCIAL BANKS -- 4.8%
    31,329  Bank of Montreal                      1,749,724
    35,019  Bank of Nova Scotia                   1,756,203
    37,966  BOK Financial Corp.                   1,780,226
    25,305  Canadian Imperial Bank of
               Commerce                           1,766,795
    49,644  Commerce Bancshares, Inc.             1,725,129
    37,514  Cullen/Frost Bankers, Inc.            1,720,392
    38,088  Royal Bank of Canada                  1,741,383
    24,787  Toronto-Dominion (The) Bank           1,758,638
                                               ------------
                                                 13,998,490
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES
                -- 1.2%
    67,460  Avery Dennison Corp.                  1,691,897
    55,120  Waste Management, Inc.                1,794,707
                                               ------------
                                                  3,486,604
                                               ------------

            COMPUTERS & PERIPHERALS -- 0.6%
    63,672  Diebold, Inc.                         1,751,617
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CONTAINERS & PACKAGING -- 1.2%
    59,336  Bemis Co., Inc.                    $  1,739,138
    60,082  Sonoco Products Co.                   1,696,115
                                               ------------
                                                  3,435,253
                                               ------------

            DISTRIBUTORS -- 0.6%
    34,806  Genuine Parts Co.                     1,768,145
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 2.4%
    62,414  AT&T, Inc.                            1,780,047
    52,039  CenturyLink, Inc.                     1,723,532
    93,638  Telefonica S.A., ADR                  1,790,358
    48,647  Verizon Communications, Inc.          1,790,210
                                               ------------
                                                  7,084,147
                                               ------------

            ELECTRIC UTILITIES -- 7.9%
    47,806  ALLETE, Inc.                          1,751,134
    50,552  Cleco Corp.                           1,725,845
    88,707  Duke Energy Corp.                     1,773,253
    55,536  El Paso Electric Co.                  1,782,150
    26,587  Entergy Corp.                         1,762,452
    41,590  Exelon Corp.                          1,772,150
    39,012  FirstEnergy Corp.                     1,752,029
    32,527  NextEra Energy, Inc.                  1,757,109
    41,135  Pinnacle West Capital Corp.           1,766,337
    34,121  Progress Energy, Inc.                 1,764,738
    41,698  Southern Co.                          1,766,744
    54,610  UIL Holdings Corp.                    1,798,308
    66,572  Westar Energy, Inc.                   1,758,832
                                               ------------
                                                 22,931,081
                                               ------------

            ELECTRICAL EQUIPMENT -- 1.2%
    40,476  Emerson Electric Co.                  1,672,064
    34,915  Hubbell, Inc., Class B                1,729,689
                                               ------------
                                                  3,401,753
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 0.6%
    82,732  Molex, Inc.                           1,685,251
                                               ------------

            FOOD & STAPLES RETAILING -- 3.0%
   104,478  Safeway, Inc.                         1,737,469
    67,128  Sysco Corp.                           1,738,615
    49,093  Walgreen Co.                          1,614,669
    34,127  Wal-Mart Stores, Inc.                 1,771,191
    46,993  Weis Markets, Inc.                    1,741,561
                                               ------------
                                                  8,603,505
                                               ------------

            FOOD PRODUCTS -- 7.2%
    69,284  Archer-Daniels-Midland Co.            1,718,936
    55,658  Campbell Soup Co.                     1,801,649
    73,243  ConAgra Foods, Inc.                   1,773,945
    94,086  Flowers Foods, Inc.                   1,830,914
    44,803  General Mills, Inc.                   1,723,571

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (Continued)
            FOOD PRODUCTS (Continued)
    34,874  H. J. Heinz Co.                    $  1,760,440
    23,616  J.M. Smucker (The) Co.                1,721,370
    33,118  Kellogg Co.                           1,761,546
    51,629  Kraft Foods, Inc., Class A            1,733,702
    37,160  McCormick & Co., Inc.                 1,715,306
   100,730  Sara Lee Corp.                        1,646,936
    56,784  Unilever PLC, ADR                     1,771,093
                                               ------------
                                                 20,959,408
                                               ------------

            GAS UTILITIES -- 5.5%
    44,287  AGL Resources, Inc.                   1,804,252
    56,260  Atmos Energy Corp.                    1,825,637
    33,462  National Fuel Gas Co.                 1,628,930
    41,424  New Jersey Resources Corp.            1,763,420
    41,337  Northwest Natural Gas Co.             1,822,962
    61,911  Piedmont Natural Gas Co., Inc.        1,788,609
    35,561  South Jersey Industries, Inc.         1,769,160
    67,564  UGI Corp.                             1,774,906
    45,907  WGL Holdings, Inc.                    1,793,586
                                               ------------
                                                 15,971,462
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.2%
    52,394  Medtronic, Inc.                       1,741,577
    32,877  Teleflex, Inc.                        1,767,796
                                               ------------
                                                  3,509,373
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES
                -- 1.2%
    83,238  Lincare Holdings, Inc.                1,872,855
    60,472  Owens & Minor, Inc.                   1,722,242
                                               ------------
                                                  3,595,097
                                               ------------

            HOTELS, RESTAURANTS & LEISURE
                -- 0.6%
    19,799  McDonald's Corp.                      1,738,748
                                               ------------

            HOUSEHOLD DURABLES -- 0.6%
    86,706  Leggett & Platt, Inc.                 1,715,912
                                               ------------

            HOUSEHOLD PRODUCTS -- 2.4%
    26,623  Clorox (The) Co.                      1,765,904
    19,461  Colgate-Palmolive Co.                 1,725,801
    24,983  Kimberly-Clark Corp.                  1,774,043
    28,283  Procter & Gamble (The) Co.            1,786,920
                                               ------------
                                                  7,052,668
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.6%
    23,524  3M Co.                                1,688,788
                                               ------------

            INSURANCE -- 6.2%
    75,173  Allstate (The) Corp.                  1,780,848
    65,511  Arthur J. Gallagher & Co.             1,722,939
    29,788  Chubb (The) Corp.                     1,786,982
    67,383  Cincinnati Financial Corp.            1,774,194
    25,657  Erie Indemnity Co., Class A           1,826,265


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INSURANCE (Continued)
    22,779  Everest Re Group, Ltd.             $  1,808,197
    50,422  Hanover Insurance Group, Inc.         1,789,981
    47,396  Mercury General Corp.                 1,817,637
    33,526  PartnerRe Ltd.                        1,752,404
    36,591  Travelers (The) Cos., Inc.            1,783,080
                                               ------------
                                                 17,842,527
                                               ------------

            IT SERVICES -- 1.8%
    37,043  Automatic Data Processing, Inc.       1,746,577
    64,982  Computer Sciences Corp.               1,744,767
    66,547  Paychex, Inc.                         1,754,844
                                               ------------
                                                  5,246,188
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS
                -- 1.2%
    50,422  Hasbro, Inc.                          1,644,261
    67,901  Mattel, Inc.                          1,757,957
                                               ------------
                                                  3,402,218
                                               ------------

            MACHINERY -- 3.5%
    25,845  Deere & Co.                           1,668,812
    36,531  Dover Corp.                           1,702,345
    49,339  Eaton Corp.                           1,751,534
    40,127  Illinois Tool Works, Inc.             1,669,283
    38,680  Snap-on, Inc.                         1,717,392
    34,147  Stanley Black & Decker, Inc.          1,676,618
                                               ------------
                                                 10,185,984
                                               ------------

            MEDIA -- 1.8%
    46,646  Omnicom Group, Inc.                   1,718,439
    63,014  Thomson Reuters Corp.                 1,703,898
     5,463  Washington Post (The) Co., Class B    1,786,237
                                               ------------
                                                  5,208,574
                                               ------------

            MULTILINE RETAIL -- 0.6%
    34,943  Target Corp.                          1,713,605
                                               ------------

            MULTI-UTILITIES -- 9.2%
    45,777  Alliant Energy Corp.                  1,770,654
    74,164  Avista Corp.                          1,768,811
    31,147  Consolidated Edison, Inc.             1,776,002
    34,833  Dominion Resources, Inc.              1,768,471
    36,403  Integrys Energy Group, Inc.           1,769,914
    91,459  MDU Resources Group, Inc.             1,755,098
    39,316  NSTAR                                 1,761,750
    37,277  OGE Energy Corp.                      1,781,468
    40,983  PG&E Corp.                            1,733,991
    52,024  Public Service Enterprise Group,
               Inc.                               1,736,041
    43,707  SCANA Corp.                           1,767,948
    34,908  Sempra Energy                         1,797,762
    65,682  Vectren Corp.                         1,778,669
    56,765  Wisconsin Energy Corp.                1,776,177

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (Continued)
            MULTI-UTILITIES (Continued)
    71,208  Xcel Energy, Inc.                  $  1,758,126
                                               ------------
                                                 26,500,882
                                               ------------

            OFFICE ELECTRONICS -- 0.6%
    39,713  CANON, Inc., ADR                      1,797,410
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 5.4%
    19,329  Chevron Corp.                         1,788,319
    27,582  ConocoPhillips                        1,746,492
    56,260  Enbridge, Inc.                        1,796,382
    24,663  Exxon Mobil Corp.                     1,791,274
    38,211  Murphy Oil Corp.                      1,687,398
    22,974  Occidental Petroleum Corp.            1,642,641
    28,548  Royal Dutch Shell PLC, Class A,
               ADR                                1,756,273
    41,049  Total S.A., ADR                       1,800,819
    43,173  TransCanada Corp.                     1,748,075
                                               ------------
                                                 15,757,673
                                               ------------

            PHARMACEUTICALS -- 5.6%
    34,854  Abbott Laboratories                   1,782,433
    57,169  Bristol-Myers Squibb Co.              1,793,963
    48,275  Eli Lilly & Co.                       1,784,727
    42,602  GlaxoSmithKline PLC, ADR              1,759,037
    28,215  Johnson & Johnson                     1,797,578
    55,975  Merck & Co., Inc.                     1,830,942
    32,266  Novartis AG, ADR                      1,799,475
    99,539  Pfizer, Inc.                          1,759,849
    54,242  Sanofi, ADR                           1,779,138
                                               ------------
                                                 16,087,142
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS
                -- 0.6%
    15,420  Public Storage                        1,717,017
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.0%
    54,208  Analog Devices, Inc.                  1,694,000
   170,406  Applied Materials, Inc.               1,763,702
    79,533  Intel Corp.                           1,696,439
    64,555  Texas Instruments, Inc.               1,720,391
    61,332  Xilinx, Inc.                          1,682,950
                                               ------------
                                                  8,557,482
                                               ------------

            SOFTWARE -- 0.6%
    69,529  Microsoft Corp.                       1,730,577
                                               ------------

            SPECIALTY RETAIL -- 2.4%
   102,778  Gap (The), Inc.                       1,669,115
    52,024  Home Depot (The), Inc.                1,710,029
    89,244  Lowe's Cos., Inc.                     1,725,979
   131,608  Staples, Inc.                         1,750,386
                                               ------------
                                                  6,855,509
                                               ------------

SHARES      DESCRIPTION                              VALUE
-----------------------------------------------------------
            TOBACCO -- 3.1%
    68,031  Altria Group, Inc.                 $  1,823,911
    20,773  British American Tobacco PLC, ADR     1,760,096
    16,120  Lorillard, Inc.                       1,784,484
    27,390  Philip Morris International, Inc.     1,708,588
    47,728  Reynolds American, Inc.               1,788,846
                                               ------------
                                                  8,865,925
                                               ------------

            WIRELESS TELECOMMUNICATION
                SERVICES -- 0.6%
    69,611  Vodafone Group PLC, ADR               1,785,522
                                               ------------

            TOTAL INVESTMENTS -- 99.9%          288,973,815
             (Cost $282,479,242) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                    313,171
                                               ------------
            NET ASSETS -- 100.0%               $289,286,986
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Master Limited Partnership ("MLP").

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,318,376 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,823,803.

ADR   - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*      $288,973,815      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) -- 99.9%
            AIR FREIGHT & LOGISTICS -- 3.5%
     6,632  C.H. Robinson Worldwide, Inc.      $    454,093
    10,567  Expeditors International of
               Washington, Inc.                     428,492
                                               ------------
                                                    882,585
                                               ------------

            BIOTECHNOLOGY -- 10.8%
     7,605  Alexion Pharmaceuticals, Inc. (c)       487,176
     8,245  Amgen, Inc.                             453,063
     4,617  Biogen Idec, Inc. (c)                   430,074
     7,625  Celgene Corp. (c)                       472,140
    11,584  Gilead Sciences, Inc. (c)               449,459
     9,274  Vertex Pharmaceuticals, Inc. (c)        413,064
                                               ------------
                                                  2,704,976
                                               ------------

            CHEMICALS -- 1.8%
     7,193  Sigma-Aldrich Corp.                     444,455
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES
                -- 1.8%
     5,558  Stericycle, Inc. (c)                    448,642
                                               ------------

            DIVERSIFIED CONSUMER SERVICES
                -- 1.5%
     9,846  Apollo Group, Inc., Class A (c)         390,000
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 3.4%
    78,649  Flextronics International Ltd. (c)      442,794
    16,673  FLIR Systems, Inc.                      417,659
                                               ------------
                                                    860,453
                                               ------------

            FOOD & STAPLES RETAILING -- 3.6%
     5,537  Costco Wholesale Corp.                  454,699
     6,839  Whole Foods Market, Inc.                446,655
                                               ------------
                                                    901,354
                                               ------------

            FOOD PRODUCTS -- 1.6%
     4,343  Green Mountain Coffee Roasters,
               Inc. (c)                             403,638
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 3.4%
    13,503  DENTSPLY International, Inc.            414,407
     1,192  Intuitive Surgical, Inc. (c)            434,222
                                               ------------
                                                    848,629
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES
                -- 3.4%
    11,289  Express Scripts, Inc. (c)               418,483
     7,156  Henry Schein, Inc. (c)                  443,744
                                               ------------
                                                    862,227
                                               ------------

            HOTELS, RESTAURANTS & LEISURE
                -- 4.7%
    12,134  Ctrip.com International Ltd., ADR
               (c)                                  390,229
    11,963  Starbucks Corp.                         446,100


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HOTELS, RESTAURANTS & LEISURE
               (Continued)
     3,085  Wynn Resorts Ltd.                  $    355,022
                                               ------------
                                                  1,191,351
                                               ------------

            INTERNET & CATALOG RETAIL -- 8.0%
     1,994  Amazon.com, Inc. (c)                    431,163
    15,764  Expedia, Inc.                           405,923
    28,654  Liberty Interactive Corp., Class A
                (c)                                 423,219
     2,964  Netflix, Inc. (c)                       335,406
       891  priceline.com, Inc. (c)                 400,469
                                               ------------
                                                  1,996,180
                                               ------------

            INTERNET SOFTWARE & SERVICES
                -- 1.6%
    13,927  eBay, Inc. (c)                          410,707
                                               ------------

            IT SERVICES -- 5.3%
     9,206  Automatic Data Processing, Inc.         434,063
     8,556  Fiserv, Inc. (c)                        434,388
    17,181  Paychex, Inc.                           453,063
                                               ------------
                                                  1,321,514
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS
                -- 1.8%
    17,254  Mattel, Inc.                            446,706
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES
                -- 5.1%
     9,634  Illumina, Inc. (c)                      394,223
    11,474  Life Technologies Corp. (c)             440,946
    32,037  QIAGEN N.V. (c)                         443,072
                                               ------------
                                                  1,278,241
                                               ------------

            MACHINERY -- 3.1%
     5,719  Joy Global, Inc.                        356,751
    12,233  PACCAR, Inc.                            413,720
                                               ------------
                                                    770,471
                                               ------------

            MEDIA -- 8.5%
    20,472  Comcast Corp., Class A                  427,865
    10,702  DIRECTV, Class A (c)                    452,159
    27,598  News Corp., Class A                     426,941
   255,033  Sirius XM Radio, Inc. (c)               385,100
    17,876  Virgin Media, Inc.                      435,281
                                               ------------
                                                  2,127,346
                                               ------------

            MULTILINE RETAIL -- 3.6%
     6,161  Dollar Tree, Inc. (c)                   462,753
     7,557  Sears Holdings Corp. (c)                434,678
                                               ------------
                                                    897,431
                                               ------------

            PHARMACEUTICALS -- 4.9%
    22,673  Mylan, Inc. (c)                         385,441
    12,001  Teva Pharmaceutical Industries
               Ltd., ADR                            446,677


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) (Continued)
            PHARMACEUTICALS (Continued)
    28,346  Warner Chilcott PLC, Class A (c)   $    405,348
                                               ------------
                                                  1,237,466
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 1.4%
     5,384  First Solar, Inc. (c)                   340,323
                                               ------------

            SOFTWARE -- 3.5%
    38,617  Activision Blizzard, Inc.               459,542
    20,457  Electronic Arts, Inc. (c)               418,346
                                               ------------
                                                    877,888
                                               ------------

            SPECIALTY RETAIL -- 8.7%
     7,818  Bed Bath & Beyond, Inc. (c)             448,050
     6,539  O'Reilly Automotive, Inc. (c)           435,693
     5,820  Ross Stores, Inc.                       457,976
    31,289  Staples, Inc.                           416,144
    18,947  Urban Outfitters, Inc. (c)              422,897
                                               ------------
                                                  2,180,760
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS
                -- 1.7%
    12,901  Fastenal Co.                            429,345
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 3.2%
    12,651  NII Holdings, Inc. (c)                  340,944
    17,853  Vodafone Group PLC, ADR                 457,930
                                               ------------
                                                    798,874
                                               ------------

            TOTAL COMMON STOCKS -- 99.9%         25,051,562
               (Cost $27,335,619)

            MONEY MARKET FUND -- 0.2%
    40,257  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (d)                               40,257
              (Cost $40,257)

            TOTAL INVESTMENTS -- 100.1%          25,091,819
             (Cost $27,375,876) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (28,155)
                                               ------------
            NET ASSETS -- 100.0%               $ 25,063,664
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) The industry allocation is based on Standard & Poor's Global Industry Classification Standard ("GICS"), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark ("ICB") system, the joint classification system of Dow Jones Indexes and FTSE Group.

(c)   Non-income producing security.

(d)   Represents annualized 7-day yield at September 30, 2011.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,365,743 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,649,800.

ADR   - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*      $25,051,562       $ --           $ --
Money Market Fund        40,257         --             --
                    ------------------------------------------
TOTAL INVESTMENTS   $25,091,819       $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 4.8%
    48,476  Hexcel Corp. (b)                   $  1,074,228
                                               ------------

            AUTOMOBILES -- 5.8%
    53,598  Tesla Motors, Inc. (b)                1,307,255
                                               ------------

            BIOTECHNOLOGY -- 0.7%
    18,653  Codexis, Inc. (b)                        85,244
    17,705  Metabolix, Inc. (b)                      77,548
                                               ------------
                                                    162,792
                                               ------------

            BUILDING PRODUCTS -- 0.6%
    13,024  Ameresco, Inc., Class A (b)             132,324
                                               ------------

            CHEMICALS -- 1.3%
    21,567  STR Holdings, Inc. (b)                  174,909
    17,854  Zoltek Cos., Inc. (b)                   114,801
                                               ------------
                                                    289,710
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES
                -- 0.5%
    13,904  EnerNOC, Inc. (b)                       125,136
                                               ------------

            ELECTRICAL EQUIPMENT -- 3.3%
    65,472  A123 Systems, Inc. (b)                  225,224
    26,422  American Superconductor Corp. (b)       103,838
   134,857  Capstone Turbine Corp. (b)              134,857
    62,104  Satcon Technology Corp. (b)              58,999
    86,271  Valence Technology, Inc. (b)             89,722
    15,606  Vicor Corp.                             136,552
                                               ------------
                                                    749,192
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 16.3%
    84,999  AVX Corp.                             1,008,938
    22,050  Echelon Corp. (b)                       154,571
    19,237  Elster Group SE, ADR (b)                287,593
    21,142  Itron, Inc. (b)                         623,689
    14,535  Maxwell Technologies, Inc. (b)          267,589
    53,921  Power-One, Inc. (b)                     242,645
    22,692  Universal Display Corp. (b)           1,087,854
                                               ------------
                                                  3,672,879
                                               ------------

            INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS -- 1.7%
    23,601  Ormat Technologies, Inc.                379,504
                                               ------------

            MACHINERY -- 1.6%
    13,827  ESCO Technologies, Inc.                 352,589
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 6.5%
    23,362  Amyris, Inc. (b)                        472,847
    13,485  Gevo, Inc. (b)                           75,111
    18,917  Green Plains Renewable Energy,
               Inc. (b)                             176,495
    20,832  KiOR, Inc., Class A (b)                 432,056


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            OIL, GAS & CONSUMABLE FUELS
               (Continued)
    30,998  Solazyme, Inc. (b)                 $    297,891
                                               ------------
                                                  1,454,400
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 56.9%
    22,937  Advanced Analogic Technologies,
               Inc. (b)                              99,317
     3,524  Aixtron SE, ADR                          51,168
    22,439  Canadian Solar, Inc. (b)                 82,576
    56,489  Cree, Inc. (b)                        1,467,584
    66,331  Fairchild Semiconductor
               International, Inc. (b)              716,375
    22,274  First Solar, Inc. (b)                 1,407,940
    65,754  GT Advanced Technologies, Inc. (b)      461,593
    26,650  Hanwha SolarOne Co., Ltd., ADR (b)       64,227
    36,374  International Rectifier Corp. (b)       677,284
    16,392  IXYS Corp. (b)                          178,345
    69,227  JA Solar Holdings Co., Ltd., ADR
               (b)                                  123,224
     6,462  JinkoSolar Holding Co., Ltd., ADR
               (b)                                   31,405
    71,412  LDK Solar Co., Ltd., ADR (b)            222,805
    77,785  Linear Technology Corp.               2,150,755
   119,710  MEMC Electronic Materials, Inc.
               (b)                                  627,280
    45,040  Microsemi Corp. (b)                     719,739
    17,398  O2Micro International Ltd., ADR
               (b)                                   72,550
   231,008  ON Semiconductor Corp. (b)            1,656,327
    15,101  Power Integrations, Inc.                462,242
    45,257  Renesola Ltd., ADR (b)                   77,842
    11,969  Rubicon Technology, Inc. (b)            130,821
    30,118  SunPower Corp., Class A (b)             243,655
    67,309  Suntech Power Holdings Co., Ltd.,
               ADR (b)                              155,484
    37,237  Trina Solar Ltd., ADR (b)               226,401
    21,328  Veeco Instruments, Inc. (b)             520,403
    57,179  Yingli Green Energy Holding Co.,
               Ltd., ADR (b)                        177,255
                                               ------------
                                                 12,804,597
                                               ------------

            TOTAL INVESTMENTS -- 100.0%          22,504,606
             (Cost $31,844,207) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (10,894)
                                               ------------
            NET ASSETS -- 100.0%               $ 22,493,712
                                               ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

SEPTEMBER 30, 2011 (UNAUDITED)



(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,969,993 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,309,594.

ADR   - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*      $22,504,606       $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) -- 99.8%
            DIVERSIFIED REITS -- 7.6%
    25,347  American Assets Trust, Inc.        $    454,979
    51,671  CapLease, Inc.                          186,532
    66,205  Colonial Properties Trust             1,202,283
    78,739  Cousins Properties, Inc.                460,623
    23,493  Excel Trust, Inc.                       226,003
     8,175  Gladstone Commercial Corp.              128,184
    61,690  Investors Real Estate Trust             444,168
    87,814  Liberty Property Trust                2,556,266
     8,215  One Liberty Properties, Inc.            120,432
    14,453  PS Business Parks, Inc.                 716,002
   140,016  Vornado Realty Trust                 10,447,994
    50,061  Washington Real Estate Investment
               Trust                              1,410,719
    22,230  Winthrop Realty Trust                   193,179
                                               ------------
                                                 18,547,364
                                               ------------

            INDUSTRIAL REITS -- 5.1%
   186,415  DCT Industrial Trust, Inc.              818,362
    46,302  DuPont Fabros Technology, Inc.          911,686
    20,366  EastGroup Properties, Inc.              776,759
    65,754  First Industrial Realty Trust,
               Inc. (c)                             526,032
    38,005  First Potomac Realty Trust              473,922
    26,887  Monmouth Real Estate Investment
               Corp., Class A                       213,214
   348,470  Prologis, Inc.                        8,450,397
    10,379  STAG Industrial, Inc.                   105,866
     5,724  Terreno Realty Corp.                     73,439
                                               ------------
                                                 12,349,677
                                               ------------

            OFFICE REITS -- 15.7%
    47,022  Alexandria Real Estate Equities,
               Inc.                               2,886,681
    99,655  BioMed Realty Trust, Inc.             1,651,283
   111,521  Boston Properties, Inc.               9,936,521
   102,902  Brandywine Realty Trust                 824,245
    62,369  CommonWealth REIT                     1,183,140
    15,073  Coresite Realty Corp.                   216,298
    54,601  Corporate Office Properties Trust     1,189,210
    75,441  Digital Realty Trust, Inc.            4,161,326
    96,886  Douglas Emmett, Inc.                  1,656,751
   191,912  Duke Realty Corp.                     2,015,076
    53,792  Franklin Street Properties Corp.        608,388
    54,957  Highwoods Properties, Inc.            1,553,085
    13,003  Hudson Pacific Properties, Inc.         151,225
    44,385  Kilroy Realty Corp.                   1,389,250
   104,278  Lexington Realty Trust                  681,978
    66,081  Mack-Cali Realty Corp.                1,767,667
    15,255  Mission West Properties, Inc.           115,785
    31,608  MPG Office Trust, Inc. (c)               66,693
    16,791  Parkway Properties, Inc.                184,869
   131,214  Piedmont Office Realty Trust,
               Inc., Class A                      2,121,730


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            OFFICE REITS (Continued)
    64,887  SL Green Realty Corp.              $  3,773,179
                                               ------------
                                                 38,134,380
                                               ------------

            RESIDENTIAL REITS -- 18.4%
    52,795  American Campus Communities, Inc.     1,964,502
    91,714  Apartment Investment & Management
               Co., Class A                       2,028,714
    31,533  Associated Estates Realty Corp.         487,500
    71,401  AvalonBay Communities, Inc.           8,143,284
    56,747  BRE Properties, Inc.                  2,402,668
    54,035  Camden Property Trust                 2,985,974
    23,294  Campus Crest Communities, Inc.          253,439
    54,995  Education Realty Trust, Inc.            472,407
    28,294  Equity Lifestyle Properties, Inc.     1,774,034
   225,085  Equity Residential                   11,675,159
    24,849  Essex Property Trust, Inc.            2,982,874
    35,824  Home Properties, Inc.                 2,033,370
    28,194  Mid-America Apartment
               Communities, Inc.                  1,697,843
    38,319  Post Properties, Inc.                 1,331,202
    16,318  Sun Communities, Inc.                   574,230
   166,316  UDR, Inc.                             3,682,236
     9,577  UMH Properties, Inc.                     87,055
                                               ------------
                                                 44,576,491
                                               ------------

            RETAIL REITS -- 26.4%
    30,614  Acadia Realty Trust                     572,482
     7,484  Agree Realty Corp.                      163,002
     1,554  Alexander's, Inc.                       561,025
   112,629  CBL & Associates Properties, Inc.     1,279,465
    42,341  Cedar Shopping Centers, Inc.            131,680
   165,912  DDR Corp.                             1,808,441
    45,269  Equity One, Inc.                        717,966
    47,684  Federal Realty Investment Trust       3,929,638
   462,400  General Growth Properties, Inc.       5,595,040
    20,540  Getty Realty Corp.                      296,187
    81,573  Glimcher Realty Trust                   577,537
    58,688  Inland Real Estate Corp.                428,422
   308,975  Kimco Realty Corp.                    4,643,894
    48,270  Kite Realty Group Trust                 176,668
   100,145  Macerich (The) Co.                    4,269,181
    71,495  National Retail Properties, Inc.      1,921,071
    42,278  Pennsylvania Real Estate
               Investment Trust                     326,809
    29,265  Ramco-Gershenson Properties Trust       239,973
    96,319  Realty Income Corp.                   3,105,325
    68,250  Regency Centers Corp.                 2,411,272
     8,775  Saul Centers, Inc.                      296,683
   222,886  Simon Property Group, Inc.           24,513,002


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND

SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (b) (Continued)
            RETAIL REITS  (Continued)
    65,229  Tanger Factory Outlet Centers,
               Inc.                            $  1,696,606
    43,946  Taubman Centers, Inc.                 2,210,923
    17,502  Urstadt Biddle Properties, Inc.,
               Class A                              279,507
    91,740  Weingarten Realty Investors           1,942,136
                                               ------------
                                                 64,093,935
                                               ------------

            SPECIALIZED REITS -- 26.6%
    51,593  Ashford Hospitality Trust               362,183
    10,496  Chatham Lodging Trust                   104,120
    24,420  Chesapeake Lodging Trust                294,749
    38,757  Cogdell Spencer, Inc.                   146,114
    67,946  CubeSmart                               579,579
   127,076  DiamondRock Hospitality Co.             888,261
    35,423  Entertainment Properties Trust        1,380,789
    71,563  Extra Space Storage, Inc.             1,333,219
    94,502  FelCor Lodging Trust, Inc. (c)          220,190
   309,130  HCP, Inc.                            10,838,098
   134,719  Health Care REIT, Inc.                6,304,849
    59,087  Healthcare Realty Trust, Inc.           995,616
   114,781  Hersha Hospitality Trust                397,142
    93,721  Hospitality Properties Trust          1,989,697
   536,097  Host Hotels & Resorts, Inc.           5,864,901
    64,600  LaSalle Hotel Properties              1,240,320
    23,039  LTC Properties, Inc.                    583,347
    84,804  Medical Properties Trust, Inc.          758,996
    21,038  National Health Investors, Inc.         886,331
    78,264  OMEGA Healthcare Investors, Inc.      1,246,746
    38,640  Pebblebrook Hotel Trust                 604,716
   107,544  Public Storage                       11,975,024
   116,442  Senior Housing Properties Trust       2,508,161
    21,029  Sovran Self Storage, Inc.               781,648
   124,000  Strategic Hotels & Resorts, Inc.
               (c)                                  534,440
    20,707  Summit Hotel Properties, Inc.           146,191
    89,004  Sunstone Hotel Investors, Inc.
               (c)                                  506,433
     9,589  Universal Health Realty Income
               Trust                                322,286
   218,578  Ventas, Inc.                         10,797,753
                                               ------------
                                                 64,591,899
                                               ------------




SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL COMMON STOCKS -- 99.8%       $242,293,746
              (Cost $294,903,129)

            MONEY MARKET FUND -- 0.0%
    42,634  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (d)                               42,634
              (Cost $42,634)                   ------------

            TOTAL INVESTMENTS -- 99.8%
             (Cost $294,945,763) (e)            242,336,380
            NET OTHER ASSETS AND
             LIABILITIES -- 0.2%                    543,164
                                               ------------
            NET ASSETS -- 100.0%               $242,879,544
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) The industry classification is based upon Standard & Poor's Global Industry Classification Standard ("GICS") Sub-Industry.

(c)   Non-income producing security.

(d)   Represents annualized 7-day yield at September 30, 2011.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $64,272 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $52,673,655.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $242,293,746      $ --           $ --
Money Market Fund          42,634        --             --
                    ------------------------------------------
TOTAL INVESTMENTS    $242,336,380      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 3.6%
    42,567  ITT Corp.                          $  1,787,814
                                               ------------

            BUILDING PRODUCTS -- 2.1%
    12,207  Ameron International Corp.            1,036,863
                                               ------------

            CHEMICALS -- 13.8%
    22,350  Arch Chemicals, Inc.                  1,048,662
    28,352  Ashland, Inc.                         1,251,458
   107,644  Calgon Carbon Corp. (b)               1,568,373
    87,389  Nalco Holding Co.                     3,056,867
                                               ------------
                                                  6,925,360
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES
                -- 3.5%
    94,944  Tetra Tech, Inc. (b)                  1,779,251
                                               ------------

            CONSTRUCTION & ENGINEERING -- 3.9%
    42,989  AECOM Technology Corp. (b)              759,616
    52,107  Insituform Technologies, Inc.,
               Class A (b)                          603,399
    26,111  Layne Christensen Co. (b)               603,164
                                               ------------
                                                  1,966,179
                                               ------------

            ELECTRICAL EQUIPMENT -- 5.9%
    22,813  Emerson Electric Co.                    942,405
    28,123  Franklin Electric Co., Inc.           1,020,303
    14,909  Roper Industries, Inc.                1,027,379
                                               ------------
                                                  2,990,087
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.4%
    24,409  Itron, Inc. (b)                         720,065
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.4%
    10,084  IDEXX Laboratories, Inc. (b)            695,493
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 3.3%
    39,844  Danaher Corp.                         1,671,057
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES
                -- 2.3%
    36,477  Agilent Technologies, Inc. (b)        1,139,906
                                               ------------

            MACHINERY -- 38.1%
    32,909  Badger Meter, Inc.                      952,057
    25,322  Crane Co.                               903,742
   933,769  Energy Recovery, Inc. (b)             2,810,645
   654,682  Flow International Corp. (b)          1,446,847
    11,020  Flowserve Corp.                         815,480
    48,425  IDEX Corp.                            1,508,923
    39,417  Lindsay Corp.                         2,120,635
    33,302  Mueller Industries, Inc.              1,285,124
   555,770  Mueller Water Products, Inc.,
               Class A                            1,378,310
    33,261  Pall Corp.                            1,410,266
    63,345  Pentair, Inc.                         2,027,673


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MACHINERY (Continued)
     7,820  Valmont Industries, Inc.           $    609,491
    72,607  Watts Water Technologies, Inc.,
               Class A                            1,934,977
                                               ------------
                                                 19,204,170
                                               ------------

            MULTI-UTILITIES -- 1.8%
    61,765  Veolia Environment, ADR                 899,298
                                               ------------

            WATER UTILITIES -- 18.9%
    22,028  American States Water Co.               747,410
    81,978  American Water Works Co., Inc.        2,474,096
   109,727  Aqua America, Inc.                    2,366,811
   115,245  California Water Service Group        2,040,989
    40,445  Cia de Saneamento Basico do Estado
               de Sao Paulo, ADR                  1,874,626
                                               ------------
                                                  9,503,932
                                               ------------

            TOTAL COMMON STOCKS -- 100.0%        50,319,475
              (Cost $57,633,435)

            MONEY MARKET FUND -- 0.1%
    68,579  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                               68,579
              (Cost $68,579)                   ------------

            TOTAL INVESTMENTS -- 100.1%          50,388,054
             (Cost $57,702,014) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (37,194)
                                               ------------
            NET ASSETS -- 100.0%               $ 50,350,860
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at September 30, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,480,856 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,794,816.

ADR   - American Depositary Receipt



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND

SEPTEMBER 30, 2011 (UNAUDITED)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*      $50,319,475       $ --           $ --
Money Market Fund        68,579         --             --
                    ------------------------------------------
TOTAL INVESTMENTS   $50,388,054       $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES        DESCRIPTION                             VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            GAS UTILITIES -- 3.8%
   762,456  Questar Corp.                      $ 13,503,096
                                               ------------

            OIL, GAS & CONSUMABLE FUELS
                -- 96.1%
   193,119  Anadarko Petroleum Corp.             12,176,153
   141,869  Apache Corp.                         11,383,568
   192,270  Cabot Oil & Gas Corp.                11,903,436
   444,223  Chesapeake Energy Corp.              11,349,898
   207,056  Cimarex Energy Co.                   11,533,019
   753,095  Comstock Resources, Inc. (b)         11,642,849
   210,114  ConocoPhillips                       13,304,418
   213,563  Devon Energy Corp.                   11,839,933
   589,564  EnCana Corp.                         11,325,524
   158,189  EOG Resources, Inc.                  11,233,001
 1,083,949  EXCO Resources, Inc.                 11,619,933
   190,050  Exxon Mobil Corp.                    13,803,331
   725,144  Forest Oil Corp. (b)                 10,442,074
 1,131,202  McMoRan Exploration Co. (b)          11,232,836
   268,950  Murphy Oil Corp.                     11,876,832
   283,517  Newfield Exploration Co. (b)         11,252,790
   164,701  Noble Energy, Inc.                   11,660,831
 1,853,729  PetroQuest Energy, Inc. (b)          10,195,509
   409,582  QEP Resources, Inc.                  11,087,385
 1,558,336  Quicksilver Resources, Inc. (b)      11,812,187
   214,888  Range Resources Corp.                12,562,352
   211,465  Royal Dutch Shell PLC, Class A,
               ADR                               13,009,327
 1,964,384  SandRidge Energy, Inc. (b)           10,921,975
   182,575  SM Energy Co.                        11,073,174
   375,799  Southwestern Energy Co. (b)          12,525,381
   606,269  Statoil ASA, ADR                     13,065,097
   603,007  Stone Energy Corp. (b)                9,774,743
   894,910  Talisman Energy, Inc.                10,980,546
   432,277  Ultra Petroleum Corp. (b)            11,982,718
                                               ------------
                                                338,570,820
                                               ------------

            TOTAL COMMON STOCKS -- 99.9%        352,073,916
              (Cost $471,861,904)

            MONEY MARKET FUND -- 0.2%
   545,058  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                              545,058
              (Cost $545,058)                  ------------

            TOTAL INVESTMENTS -- 100.1%         352,618,974
             (Cost $472,406,962) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                 (427,864)
                                               ------------
            NET ASSETS -- 100.0%               $352,191,110
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at September 30, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,855,394 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $127,643,382.

ADR   - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $352,073,916      $ --           $ --
Money Market Fund         545,058        --             --
                    ------------------------------------------
TOTAL INVESTMENTS    $352,618,974      $ --           $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.8%
            AIRLINES -- 0.9%
    37,778  China Southern Airlines Co., Ltd.,
               ADR (b)                         $    851,138
                                               ------------

            AUTOMOBILES -- 3.6%
   216,959  Tata Motors Ltd., ADR                 3,336,829
                                               ------------

            COMMERCIAL BANKS -- 14.9%
   259,871  HDFC Bank Ltd., ADR                   7,575,240
   184,450  ICICI Bank Ltd., ADR                  6,404,104
                                               ------------
                                                 13,979,344
                                               ------------

            DIVERSIFIED CONSUMER SERVICES
                -- 0.9%
    35,221  New Oriental Education &
               Technology Group, Inc., ADR (b)      809,026
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 3.6%
    15,016  China Telecom Corp., Ltd., ADR          929,340
   120,163  China Unicom (Hong Kong) Ltd., ADR    2,451,325
                                               ------------
                                                  3,380,665
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 0.8%
    32,431  Mindray Medical International
               Ltd., ADR                            765,696
                                               ------------

            HOTELS, RESTAURANTS & LEISURE
               -- 6.9%
   120,075  Ctrip.com International Ltd., ADR
               (b)                                3,861,612
    25,867  Home Inns & Hotels Management,
               Inc., ADR (b)                        666,593
   233,632  Melco Crown Entertainment Ltd.,
               ADR (b)                            1,941,482
                                               ------------
                                                  6,469,687
                                               ------------

            INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS -- 0.7%
    40,328  Huaneng Power International, Inc.,
               ADR                                  678,720
                                               ------------

            INSURANCE -- 0.7%
    17,287  China Life Insurance Co., Ltd.,
               ADR                                  613,861
     2,711  CNinsure, Inc., ADR (b)                  18,977
                                               ------------
                                                    632,838
                                               ------------

            INTERNET & CATALOG RETAIL -- 2.9%
    66,498  E-Commerce China Dangdang, Inc.,
               ADR (b)                              328,500
   109,851  MakeMyTrip Ltd. (b)                   2,425,510
                                               ------------
                                                  2,754,010
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INTERNET SOFTWARE & SERVICES
                -- 15.5%
    69,962  Baidu, Inc., ADR (b)               $  7,479,637
    21,184  NetEase.com, Inc., ADR (b)              808,381
    54,447  SINA Corp. (b)                        3,898,950
    12,744  Sohu.com, Inc. (b)                      614,261
    49,825  SouFun Holdings Ltd., ADR               507,219
    77,678  Youku.com, Inc., ADR (b)              1,270,812
                                               ------------
                                                 14,579,260
                                               ------------

            IT SERVICES -- 10.8%
   134,817  Infosys Ltd., ADR                     6,885,104
   354,019  Wipro Ltd., ADR                       3,274,676
                                               ------------
                                                 10,159,780
                                               ------------

            LOIFE SCIENCES TOOLS & SERVICES
                -- 0.7%
    52,895  WuXi PharmaTech Cayman, Inc., ADR
               (b)                                  615,698
                                               ------------

            MARINE -- 0.7%
    60,783  Seaspan Corp.                           696,573
                                               ------------

            MEDIA -- 0.6%
    32,503  Focus Media Holding Ltd., ADR (b)       545,725
                                               ------------

            METALS & MINING -- 3.7%
    43,099  Aluminum Corp. of China Ltd., ADR       449,954
   329,554  Sterlite Industries (India) Ltd.,
               ADR                                3,035,192
                                               ------------
                                                  3,485,146
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 12.1%
     9,227  China Petroleum & Chemical Corp.,
               ADR                                  883,947
    35,985  CNOOC Ltd., ADR                       5,768,395
    35,400  PetroChina Co., Ltd., ADR             4,265,346
    23,509  Yanzhou Coal Mining Co., Ltd., ADR      496,040
                                               ------------
                                                 11,413,728
                                               ------------

            PHARMACEUTICALS -- 2.2%
    70,645  Dr. Reddy's Laboratories Ltd., ADR    2,105,221
                                               ------------

            PROFESSIONAL SERVICES -- 0.8%
    17,765  51job, Inc., ADR (b)                    708,824
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.2%
   175,826  JA Solar Holdings Co., Ltd., ADR
               (b)                                  312,970
   130,442  LDK Solar Co., Ltd., ADR (b)            406,979
   168,779  Renesola Ltd., ADR (b)                  290,300
    60,245  Spreadtrum Communications, Inc.,
               ADR                                1,081,398
   123,520  Suntech Power Holdings Co., Ltd.,
               ADR (b)                              285,331


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (Continued)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (Continued)
    46,279  Trina Solar Ltd., ADR (b)          $    281,377
   112,950  Yingli Green Energy Holding Co.,
               Ltd., ADR (b)                        350,145
                                               ------------
                                                  3,008,500
                                               ------------

            SOFTWARE -- 3.7%
    61,333  AsiaInfo Linkage Inc. (b)               452,638
    23,961  Changyou.com Ltd., ADR (b)              606,213
   119,352  Giant Interactive Group, Inc., ADR      397,442
    43,740  Perfect World Co., Ltd., ADR (b)        488,138
   139,276  Shanda Games Ltd., ADR (b)              552,926
    23,968  Shanda Interactive Entertainment
               Ltd., ADR (b)                        708,015
    42,074  VanceInfo Technologies, Inc., ADR
               (b)                                  283,158
                                               ------------
                                                  3,488,530
                                               ------------

            WIRELESS TELECOMMUNICATION
                SERVICES -- 9.9%
   191,160  China Mobile Ltd., ADR                9,311,404
                                               ------------

            TOTAL INVESTMENTS -- 99.8%           93,776,342
             (Cost $111,861,010) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.2%                    231,593
                                               ------------
            NET ASSETS -- 100.0%               $ 94,007,935
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,800,790 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $24,885,458.

ADR   - American Depositary Receipt




----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*      $93,776,342      $ --           $ --
                    ==========================================


* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.1%
            AEROSPACE & DEFENSE -- 1.0%
    10,595  Triumph Group, Inc.                $    516,400
                                               ------------

            AIR FREIGHT & LOGISTICS -- 1.1%
    46,012  Park-Ohio Holdings Corp. (b)            552,604
                                               ------------

            AIRLINES -- 1.0%
     9,130  Alaska Air Group, Inc. (b)              513,928
                                               ------------

            AUTO COMPONENTS -- 8.3%
    69,195  American Axle & Manufacturing
               Holdings, Inc. (b)                   527,958
    49,867  Dana Holding Corp. (b)                  523,604
    35,753  Federal-Mogul Corp. (b)                 527,357
    52,714  Goodyear Tire & Rubber (The) Co.
               (b)                                  531,884
    56,735  Modine Manufacturing Co. (b)            514,019
    41,198  Standard Motor Products, Inc.           534,338
    20,333  Tenneco, Inc. (b)                       520,728
    15,997  TRW Automotive Holdings Corp. (b)       523,582
                                               ------------
                                                  4,203,470
                                               ------------

            CAPITAL MARKETS -- 2.0%
    82,523  BGC Partners, Inc., Class A             497,614
    42,138  Blackstone Group (The) L.P. (c)         504,813
                                               ------------
                                                  1,002,427
                                               ------------

            CHEMICALS -- 4.8%
    47,270  American Vanguard Corp.                 527,533
     3,521  CF Industries Holdings, Inc.            434,456
    21,851  Dow Chemical (The) Co.                  490,774
     7,570  Eastman Chemical Co.                    518,772
    50,195  Huntsman Corp.                          485,386
                                               ------------
                                                  2,456,921
                                               ------------

            COMPUTERS & PERIPHERALS -- 1.0%
     1,328  Apple, Inc. (b)                         506,207
                                               ------------

            CONSTRUCTION & ENGINEERING -- 1.0%
    32,558  Dycom Industries, Inc. (b)              498,138
                                               ------------

            CONSUMER FINANCE -- 1.9%
    12,493  Capital One Financial Corp.             495,098
    20,575  Discover Financial Services             471,990
                                               ------------
                                                    967,088
                                               ------------

            CONTAINERS & PACKAGING -- 3.2%
    17,029  Ball Corp.                              528,239
    17,682  Crown Holdings, Inc. (b)                541,246
    52,405  Myers Industries, Inc.                  531,911
                                               ------------
                                                  1,601,396
                                               ------------

            DIVERSIFIED CONSUMER SERVICES
                -- 1.0%
    12,189  Coinstar, Inc. (b)                      487,560
                                               ------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            DIVERSIFIED FINANCIAL SERVICES
                -- 1.0%
    21,431  NASDAQ OMX Group (The), Inc. (b)   $    495,913
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 5.1%
    14,274  BCE, Inc.                               534,704
    19,888  BT Group PLC, ADR                       529,816
   165,812  Cincinnati Bell, Inc. (b)               512,359
    54,044  Telecom Corp. of New Zealand Ltd.,
               ADR                                  533,955
   189,920  Vonage Holdings Corp. (b)               493,792
                                               ------------
                                                  2,604,626
                                               ------------

            ELECTRIC UTILITIES -- 1.1%
    16,815  El Paso Electric Co.                    539,593
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 11.6%
    18,487  Arrow Electronics, Inc. (b)             513,569
    19,540  Avnet, Inc. (b)                         509,603
    59,641  Brightpoint, Inc. (b)                   549,294
    72,867  Celestica, Inc. (b)                     528,286
    34,354  Insight Enterprises, Inc. (b)           520,120
    32,013  Jabil Circuit, Inc.                     569,511
    58,088  Orbotech Ltd. (b)                       562,292
    70,101  PC Connection, Inc. (b)                 559,406
    18,918  TE Connectivity Ltd.                    532,352
    11,918  Tech Data Corp. (b)                     515,215
    47,438  Zygo Corp. (b)                          548,383
                                               ------------
                                                  5,908,031
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 2.8%
    26,088  Complete Production Services, Inc.
               (b)                                  491,759
    37,348  Helix Energy Solutions Group, Inc.
               (b)                                  489,259
    28,055  RPC, Inc.                               457,857
                                               ------------
                                                  1,438,875
                                               ------------

            FOOD & STAPLES RETAILING -- 1.0%
    11,771  Casey's General Stores, Inc.            513,804
                                               ------------

            FOOD PRODUCTS -- 2.1%
    13,426  Corn Products International, Inc.       526,836
    28,610  Smithfield Foods, Inc. (b)              557,895
                                               ------------
                                                  1,084,731
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES
                -- 6.1%
    13,586  Aetna, Inc.                             493,851
    12,375  CIGNA Corp.                             519,008
    75,433  Health Management Associates,
               Inc., Class A (b)                    521,996
     6,811  Humana, Inc.                            495,364


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

SEPTEMBER 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (Continued)
            HEALTH CARE PROVIDERS & SERVICES
               (Continued)
    84,342  Select Medical Holdings Corp. (b)  $    562,561
    15,023  Universal Health Services, Inc.,
               Class B                              510,782
                                               ------------
                                                  3,103,562
                                               ------------

            HOTELS, RESTAURANTS & LEISURE
                -- 1.9%
    15,104  Penn National Gaming, Inc. (b)          502,812
    52,610  Pinnacle Entertainment, Inc. (b)        477,699
                                               ------------
                                                    980,511
                                               ------------

            HOUSEHOLD DURABLES -- 1.0%
    21,044  Helen of Troy Ltd. (b)                  528,625
                                               ------------

            MACHINERY -- 4.0%
    14,046  AGCO Corp. (b)                          485,570
    17,277  Sauer-Danfoss, Inc. (b)                 499,306
    16,244  Timken (The) Co.                        533,128
    32,837  Titan International, Inc.               492,555
                                               ------------
                                                  2,010,559
                                               ------------

            MEDIA -- 8.0%
    26,873  Cinemark Holdings, Inc.                 507,362
    24,456  Comcast Corp., Class A                  511,130
    12,401  DIRECTV, Class A (b)                    523,942
    19,384  DISH Network Corp., Class A (b)         485,763
    38,951  Knology, Inc. (b)                       505,584
    63,532  Live Nation Entertainment, Inc. (b)     508,891
    26,422  Shaw Communications, Inc., Class B      533,725
     8,101  Time Warner Cable, Inc.                 507,690
                                               ------------
                                                  4,084,087
                                               ------------

            METALS & MINING -- 1.9%
     8,916  Cliffs Natural Resources, Inc.          456,232
    11,304  Rio Tinto PLC, ADR                      498,280
                                               ------------
                                                    954,512
                                               ------------

            MULTILINE RETAIL -- 1.0%
    19,604  Macy's, Inc.                            515,977
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 4.1%
     7,880  Alliance Resource Partners L.P. (c)     516,613
     5,853  Chevron Corp.                           541,519
    26,331  Tesoro Corp. (b)                        512,665
    27,895  Valero Energy Corp.                     495,973
                                               ------------
                                                  2,066,770
                                               ------------

            PAPER & FOREST PRODUCTS -- 5.0%
    21,069  International Paper Co.                 489,854
    20,864  MeadWestvaco Corp.                      512,420
    36,733  Neenah Paper, Inc.                      520,874
    39,790  P.H. Glatfelter Co.                     525,626


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            PAPER & FOREST PRODUCTS
               (CONTINUED)
     9,163  Schweitzer-Mauduit International,
               Inc.                            $    511,937
                                               ------------
                                                  2,560,711
                                               ------------

            PHARMACEUTICALS -- 1.1%
    16,948  Merck & Co., Inc.                       554,369
                                               ------------

            PROFESSIONAL SERVICES -- 1.0%
    45,659  Kelly Services, Inc., Class A           520,513
                                               ------------

            ROAD & RAIL -- 3.0%
    50,054  Avis Budget Group, Inc. (b)             484,022
    18,186  Old Dominion Freight Line, Inc. (b)     526,849
    13,604  Ryder System, Inc.                      510,286
                                               ------------
                                                  1,521,157
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 3.9%
    69,918  GT Advanced Technologies, Inc. (b)      490,825
    24,082  Intel Corp.                             513,669
    13,494  KLA-Tencor Corp.                        516,550
    92,340  Photronics, Inc. (b)                    459,853
                                               ------------
                                                  1,980,897
                                               ------------

            SOFTWARE -- 1.0%
    21,052  Microsoft Corp.                         523,984
                                               ------------

            SPECIALTY RETAIL -- 3.0%
     8,805  Advance Auto Parts, Inc.                511,570
    24,400  Foot Locker, Inc.                       490,196
    10,284  Genesco, Inc. (b)                       529,935
                                               ------------
                                                  1,531,701
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS
                -- 2.0%
    20,528  Hanesbrands, Inc. (b)                   513,405
     8,327  PVH Corp.                               484,965
                                               ------------
                                                    998,370
                                               ------------

            WATER UTILITIES -- 1.1%
    16,127  American States Water Co.               547,189
                                               ------------

            TOTAL INVESTMENTS -- 100.1%          50,875,206
             (Cost $60,571,643) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (40,334)
                                               ------------
            NET ASSETS -- 100.0%               $ 50,834,872
                                               ============



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

SEPTEMBER 30, 2011 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Master Limited Partnership ("MLP").

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $294,816 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,991,253.

ADR   - American Depositary Receipt


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*      $50,875,206       $ --          $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS -- 99.8%
           COMMERCIAL BANKS -- 76.2%
    3,167  1st Source Corp.                    $     65,969
    3,109  Ameris Bancorp (b)                        27,079
    1,530  Arrow Financial Corp.                     34,042
   22,681  Associated Banc-Corp.                    210,933
    1,996  BancFirst Corp.                           66,187
    4,342  Bancorp (The), Inc. (b)                   31,089
    4,478  Bank of the Ozarks, Inc.                  93,724
    8,955  BOK Financial Corp.                      419,900
   10,207  Boston Private Financial Holdings,
              Inc.                                   60,017
    1,694  Bryn Mawr Bank Corp.                      28,070
    1,004  Camden National Corp.                     27,339
    3,784  Cardinal Financial Corp.                  32,618
   10,286  Cathay General Bancorp                   117,055
    3,591  Chemical Financial Corp.                  54,978
    5,264  Citizens Republic Bancorp, Inc. (b)       36,427
    1,973  City Holding Co.                          53,251
    4,845  CoBiz Financial, Inc.                     21,657
    5,166  Columbia Banking System, Inc.             73,977
   11,361  Commerce Bancshares, Inc.                394,795
    2,016  Community Trust Bancorp, Inc.             46,953
   13,876  CVB Financial Corp.                      106,706
    2,596  Eagle Bancorp, Inc. (b)                   30,555
   19,479  East West Bancorp, Inc.                  290,432
    1,806  Financial Institutions, Inc.              25,754
   11,327  First Busey Corp.                         49,272
    1,145  First Citizens BancShares, Inc.,
              Class A                               164,353
    2,344  First Community Bancshares, Inc.          23,909
    7,621  First Financial Bancorp                  105,170
    4,114  First Financial Bankshares, Inc.         107,622
    1,720  First Financial Corp.                     47,317
    2,121  First Interstate BancSystem, Inc.,
              Class A                                22,716
    3,360  First Merchants Corp.                     23,688
    9,742  First Midwest Bancorp, Inc.               71,311
   14,289  FirstMerit Corp.                         162,323
   26,134  Fulton Financial Corp.                   199,925
    9,407  Glacier Bancorp, Inc.                     88,144
    1,761  Great Southern Bancorp, Inc.              29,550
    4,521  Hampton Roads Bankshares, Inc. (b)        21,249
   11,078  Hancock Holding Co.                      296,669
    3,728  Home Bancshares, Inc.                     79,108
    3,953  IBERIABANK Corp.                         186,028
    2,808  Independent Bank Corp.                    61,046
    8,832  International Bancshares Corp.           116,141
   14,698  Investors Bancorp, Inc. (b)              185,636
    2,120  Lakeland Financial Corp.                  43,799
    7,125  MB Financial, Inc.                       104,880
    4,983  Nara Bancorp, Inc. (b)                    30,247
   19,841  National Penn Bancshares, Inc.           139,085
    4,394  NBT Bancorp, Inc.                         81,816


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMERCIAL BANKS (Continued)
    4,304  Pacific Capital Bancorp (b)         $    109,838
    4,873  PacWest Bancorp                           67,930
    4,465  Pinnacle Financial Partners, Inc.
              (b)                                    48,847
    9,392  PrivateBancorp, Inc.                      70,628
    6,134  Prosperity Bancshares, Inc.              200,459
    3,278  Renasant Corp.                            41,729
    2,440  Republic Bancorp, Inc., Class A           43,212
    3,673  S&T Bancorp, Inc.                         59,356
    3,152  Sandy Spring Bancorp, Inc.                46,114
    1,831  SCBT Financial Corp.                      45,189
    6,026  Signature Bank (b)                       287,621
    2,269  Simmons First National Corp., Class
              A                                      49,237
    2,152  Southside Bancshares, Inc.                38,757
    2,543  Southwest Bancorp, Inc. (b)               10,731
    4,135  State Bank Financial Corp. (b)            52,184
    3,008  StellarOne Corp.                          29,930
    8,104  Sterling Financial Corp. (b)             100,327
   11,179  Sun Bancorp, Inc. (b)                     29,624
   17,013  Susquehanna Bancshares, Inc.              93,061
    5,653  SVB Financial Group (b)                  209,161
    4,883  Texas Capital Bancshares, Inc. (b)       111,577
    1,571  Tower Bancorp, Inc.                       32,897
    3,802  TowneBank                                 43,229
    8,387  Trustmark Corp.                          152,224
    5,295  UMB Financial Corp.                      169,864
   14,982  Umpqua Holdings Corp.                    131,692
    3,407  Union First Market Bankshares Corp.       36,523
    6,566  United Bankshares, Inc.                  131,911
    5,437  United Community Banks, Inc. (b)          46,160
    2,129  Washington Trust Bancorp, Inc.            42,112
    3,483  WesBanco, Inc.                            60,291
    2,527  West Coast Bancorp (b)                    35,378
    3,731  Westamerica Bancorporation               142,972
    9,325  Wilshire Bancorp, Inc. (b)                25,550
    4,648  Wintrust Financial Corp.                 119,965
   24,108  Zions Bancorporation                     339,200
                                               ------------
                                                  8,045,991
                                               ------------

            IT SERVICES -- 0.3%
    1,232  Cass Information Systems, Inc.            38,254
                                               ------------

           THRIFTS & MORTGAGE FINANCE
               -- 23.3%
   10,558  Beneficial Mutual Bancorp, Inc. (b)       78,657
    2,764  Berkshire Hills Bancorp, Inc.             51,051
    7,744  Brookline Bancorp, Inc.                   59,706
   21,909  Capitol Federal Financial, Inc.          231,359
    4,578  Dime Community Bancshares, Inc.           46,375
   38,570  First Niagara Financial Group, Inc.      352,916
    4,123  Flushing Financial Corp.                  44,528
   13,509  Northwest Bancshares, Inc.               160,892
    7,261  Oritani Financial Corp.                   93,377


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

SEPTEMBER 30, 2011 (UNAUDITED)


SHARES     DESCRIPTION                                VALUE
-----------------------------------------------------------
           COMMON STOCKS (Continued)
           THRIFTS & MORTGAGE FINANCE
              (Continued)
   49,248  People's United Financial, Inc.     $    561,427
    4,977  Provident New York Bancorp                28,966
    3,860  Rockville Financial, Inc.                 36,593
    1,515  Territorial Bancorp, Inc.                 29,012
   40,345  TFS Financial Corp. (b)                  328,005
   12,185  TrustCo Bank Corp. NY                     54,345
    2,107  United Financial Bancorp, Inc.            28,845
    4,557  ViewPoint Financial Group                 52,178
   14,426  Washington Federal, Inc.                 183,787
    1,125  WSFS Financial Corp.                      35,516
                                               ------------
                                                  2,457,535
                                               ------------
           TOTAL INVESTMENTS -- 99.8%            10,541,780
            (Cost $13,455,609) (c)
           NET OTHER ASSETS AND
            LIABILITIES -- 0.2%                      18,818
                                               ------------
           NET ASSETS -- 100.0%                $ 10,560,598
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,041 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,927,870.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*      $10,541,780       $ --          $ --
                    ==========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company that currently consists of eighteen exchange-traded funds (each a "Fund" and collectively, the "Funds") as follows:

   First Trust Dow Jones Select MicroCap Index(SM) Fund - (NYSE Arca, Inc. ticker "FDM")
   First Trust Morningstar Dividend Leaders(SM) Index Fund - (NYSE Arca, Inc. ticker "FDL")
   First Trust US IPO Index Fund - (NYSE Arca, Inc. ticker "FPX")
   First Trust NASDAQ-100 Equal Weighted Index(SM) Fund - (NASDAQ ticker "QQEW") First Trust NASDAQ-100-Technology Sector Index(SM) Fund - (NASDAQ ticker "QTEC")
   First Trust NYSE Arca Biotechnology Index Fund - (NYSE Arca, Inc. ticker
   "FBT")
   First Trust Dow Jones Internet Index(SM) Fund - (NYSE Arca, Inc. ticker
   "FDN")
   First Trust Strategic Value Index Fund - (NYSE Arca, Inc. ticker "FDV")
   First Trust Value Line(R) Equity Allocation Index Fund - (NYSE Arca, Inc. ticker "FVI")
   First Trust Value Line(R) Dividend Index Fund - (NYSE Arca, Inc. ticker
   "FVD")
   First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund - (NASDAQ ticker "QQXT")
   First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund - (NASDAQ ticker "QCLN")
   First Trust S&P REIT Index Fund - (NYSE Arca, Inc. ticker "FRI")
   First Trust ISE Water Index Fund - (NYSE Arca, Inc. ticker "FIW")
   First Trust ISE-Revere Natural Gas Index Fund - (NYSE Arca, Inc. ticker
   "FCG")
   First Trust ISE Chindia Index Fund - (NYSE Arca, Inc. ticker "FNI")
   First Trust Value Line(R) 100 Exchange-Traded Fund - (NYSE Arca, Inc. ticker "FVL")
   First Trust NASDAQ(R) ABA Community Bank Index Fund - (NASDAQ ticker "QABA")

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

       Portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined.

       Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

       Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day.

       Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

FIRST TRUST EXCHANGE-TRADED FUND

SEPTEMBER 30, 2011 (UNAUDITED)

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or that makes it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between the Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

       o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

       o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          o Quoted prices for similar securities in active markets. o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

       o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of September 30, 2011, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED FUND
SEPTEMBER 30, 2011 (UNAUDITED)


                             LICENSING INFORMATION

Dow Jones, Dow Jones Internet Composite Index(SM) and Dow Jones Select MicroCap Index(SM) are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME") and have been licensed for use. "Dow Jones(R)", "Dow Jones Internet Composite Index(SM)", "Dow Jones Select MicroCap Index(SM)" and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME and have been sublicensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Dow Jones Select MicroCap Index(SM) Fund, based on the Dow Jones Select MicroCap Index(SM) and the First Trust Dow Jones Internet Index(SM) Fund, based on the Dow Jones Internet Composite Index(SM), are not sponsored, endorsed, sold or promoted by CME, Dow Jones or their respective affiliates, and CME, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in such Funds.

Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

The Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX(R)'s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX(R) and of the U.S. IPOX(R) 100 Index, which is determined, composed and calculated by IPOX(R) without regard to First Trust or the Fund. IPOX(R) IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX(R) SCHUSTER LLC AND IPOX(R) SCHUSTER, IPOX(R)-100 AND IPOX(R)-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX(R) SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX(R) SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A PATENT WITH RESPECT TO THE IPOX(R) INDEX METHODOLOGY HAS BEEN ISSUED (U.S. PAT. NO. 7,698,197).

NASDAQ(R) , NASDAQ-100(R), NASDAQ-100 Index(R), NASDAQ-100 Technology Sector Index(SM), NASDAQ-100 Equal-Weighted Index(SM), and NASDAQ-100 Ex-Tech Sector Index(SM), are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") or its affiliates (NASDAQ OMX with its affiliates are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in anyway as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), Clean Edge(R) or their affiliates (NASDAQ OMX and Clean Edge(R), collectively with their affiliates, are referred to herein as the "Corporations"). The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX(R) ABA Community Bank Index(SM) are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), American Bankers Association ("ABA") or their affiliates (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The NYSE Arca Biotechnology Index(SM) is a trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Advisors L.P. The Fund is not sponsored or endorsed by the NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

"Credit Suisse", "HOLT" and "Credit Suisse U.S. Value Index, Powered by HOLT(TM)," are trademarks of Credit Suisse Group, Credit Suisse Securities (USA) LLC or one of their affiliates (collectively, "Credit Suisse"), and have been licensed for use for certain purposes by First Trust. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE OR THE INDEX CALCULATION AGENT, AND CREDIT SUISSE AND THE INDEX CALCULATION AGENT MAKE NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN SUCH PRODUCT(S) OR IN SECURITIES GENERALLY, THE RESULTS TO BE OBTAINED FROM THE USE OF THE CREDIT SUISSE US VALUE INDEX, POWERED BY HOLT, THE FIGURE AT

FIRST TRUST EXCHANGE-TRADED FUND
SEPTEMBER 30, 2011 (UNAUDITED)


WHICH THE SAID INDEX STANDS AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE US VALUE INDEX, POWERED BY HOLT(TM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE OR THE INDEX CALCULATION AGENT HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CREDIT SUISSE AND FIRST TRUST.

"Value Line(R)", "Value Line(R) Equity Allocation Index(TM)", "Value Line(R) Dividend Index(TM)" and "Value Line(R) 100 Index(TM)" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust Advisors L.P. on behalf of the Funds. The First Trust Value Line(R) Equity Allocation Index Fund, based on the Value Line(R) Equity Allocation Index(TM), the First Trust Value Line(R) Dividend Index Fund, based on the Value Line(R) Dividend Index(TM) and the First Trust Value Line(R) 100 Exchange-Traded Fund, based on the Value Line(R)100 Index(TM), are not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Funds.

Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by First Trust Advisors L.P. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund.

"International Securities Exchange(TM)", "ISE(TM)", "ISE Water Index(TM)", "ISE ChIndia Index(TM)" and the "ISE-REVERE Natural Gas Index(TM)" are trademarks of International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust Advisors L.P. Each Fund, based on its corresponding index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such Funds.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Exchange-Traded Fund
             -----------------------------------

By (Signature and Title)*   /s/ James A. Bowen
                           ---------------------------------------
                           James A. Bowen, Chairman of the Board,
                           President and Chief Executive Officer
                           (principal executive officer)

Date: November 21, 2011
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James A. Bowen
                           ---------------------------------------
                           James A. Bowen, Chairman of the Board,
                           President and Chief Executive Officer
                           (principal executive officer)

Date: November 21, 2011
     ---------------------

By (Signature and Title)*   /s/ Mark R. Bradley
                           ---------------------------------------
                           Mark R. Bradley, Treasurer, Chief Financial
                           Officer and Chief Accounting Officer
                           (principal financial officer)

Date: November 21, 2011
     ---------------------

* Print the name and title of each signing officer under his or her signature.